REGISTRATION NO. 2-83631/811-3738

FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 55	☑

AIG RETIREMENT COMPANY I
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
NORI L. GABERT, ESQ.
2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
713.831.5165
(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

THE CORPORATION TRUST COMPANY
300 EAST LOMBARD ST.
BALTIMORE, MARYLAND 21202
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:
DAVID M. LEAHY, ESQ.
SULLIVAN & WORCESTER LLP
1666 K STREET, N.W.
WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☑	on October 1, 2008, pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AIG Retirement Company I
2929 Allen Parkway
Houston, Texas 77019

October 1, 2008
Prospectus

AIG Retirement Company I (“ARC I”) is a mutual fund made up of 33 separate funds, one of which is described in this prospectus. The investment objective of the Science & Technology Fund (the “Fund”) is long-term capital appreciation. The Fund is explained in more detail on its Fact Sheet contained in this prospectus.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities, nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Welcome

This prospectus provides you with information you need to know before investing in the Fund. Please read and retain this prospectus for future reference. Unless otherwise specified in this prospectus, the words “you” and “your” mean the participant. “VALIC” means The Variable Annuity Life Insurance Company, the investment adviser to ARC I.

Individuals participate in the Fund through an annuity contract or variable life insurance policy (collectively, the “Contracts” and each a “Contract”) with VALIC or one of its affiliates, through a qualifying employer-sponsored retirement plan (collectively, the “Plans” and each a “Plan”), or Individual Retirement Accounts (“IRAs”) under which the Fund may be offered without adversely affecting their availability under the Contracts.

All inquiries regarding this prospectus, or a Contract or Plan issued by VALIC or an IRA in which VALIC serves as the custodian/trustee should be directed, in writing, to VALIC Client Services, P.O. Box 15648, Amarillo, Texas 79105-5648, or by calling 1-800-448-2542.

About the Funds

The investment objective and strategies for the Fund in this prospectus are non-fundamental and may be changed by ARC I’s Board of Directors without investor approval. Investors will be given written notice in advance of any change to the Fund’s investment strategy that requires 80% of its net assets to be invested in certain securities.

From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the Fund’s investments in money market securities for temporary defensive purposes. If the Fund takes such a temporary defensive position, it may not achieve its investment objectives.

All investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

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Science & Technology Fund
Fact Sheet

Investment Adviser
VALIC

Investment Sub-Advisers
RCM Capital Management LLC (“RCM”)
T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Wellington Management Company, LLP (“Wellington Management”)

Investment Objective
The Fund seeks long-term capital appreciation.

Investment Strategy
The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology. “Net assets” will take into account borrowing for investment purposes. Some of the industries likely to be included in the portfolio are:

-	electronics, including hardware, software, and components;

-	communications;

-	e-commerce (companies doing business through the Internet);

-	information services;

-	media;

-	life sciences and health care;

-	environmental services;

-	chemicals and synthetic materials;

-	defense and aerospace;

-	nanotechnology;

-	energy equipment and services; and

-	electronic manufacturing services.

Holdings can range from small, unseasoned companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings (“IPOs”), and a portion of the Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as the Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.

While most assets will be invested in common stocks, other securities may also be purchased, including futures and options, in keeping with Fund objectives. The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 20% of its total assets in companies organized or headquartered in emerging market countries, but no more than 15% of its total assets may be invested in any one emerging market country. All percentages are calculated as of the time of purchase.

The Fund has the ability to invest in short positions of exchange-traded funds (“ETFs”) and in short positions of individual securities, in aggregate, up to 10% of total assets.

In pursuing its investment objective, the Fund’s sub-advisers have the discretion to purchase some securities that do not meet their normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the Fund’s sub-advisers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.

RCM, T. Rowe Price and Wellington Management each manage approximately one-third of the Fund’s assets.

Investment Risk
As with all funds, if you sell your shares when their value is less than the price you paid, you will lose money. Because of the following principal risks the value of your investment may fluctuate:

Concentration Risk: The Fund’s investments are concentrated in the science and technology industries. These sectors change rapidly and can be very volatile from day-to-day or month-to-month. This means that the value of the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. This may be due to changes in such things as the regulatory or competitive environment and changes in investor perceptions regarding a sector.

Currency Risk: Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivatives Risk: Investments in derivatives involve special risks and may result in losses. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors, especially in unusual market conditions, and may result in increased volatility. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid, or the other party to the derivative transaction may not meet its obligations.

Foreign Investment Risk: Investments in foreign securities involve additional risks, due to changes in currency exchange rates, unfavorable political and legal developments, and economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available, which means the sub-adviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. In addition, the liquidity of these investments may be more limited than that of U.S. investments. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets.

Geographic Concentration Risk: The Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic,

4

Science & Technology Fund

political and social conditions in those countries will have a significant impact on its investment performance.

Growth Stock Risk: Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

IPO Risk: A Fund’s purchase of shares issued as part of, or a short period after, companies’ IPOs exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market Risk: The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-advisers’ assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Securities Selection Risk: A strategy used by the Fund, or securities selected by its sub-adviser, may fail to produce the intended return.

Technology Sector Risk: Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.

Unseasoned Issuer Risk: The level of risk will be increased to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), and newly public companies. These companies may not have established products, more experienced management, or an earnings history and their stocks may lack liquidity and be very volatile.

Performance Information

The performance information presented below is intended to help you evaluate the potential risks and rewards of an investment in the Fund by showing changes in the Fund’s performance and comparing the Fund’s performance with the performance of the S&P 500 Information Technology Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

This chart illustrates the Fund’s annual returns for the last ten calendar years. Charges imposed by the Contracts or Plans that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would have been less than those shown below. The Fund returns reflect investment management fees and other Fund expenses.

T. Rowe Price has served as sub-adviser of the Fund since its inception. RCM and Wellington Management assumed co-sub-advisory duties on September 19, 2005 and on January 29, 2007, respectively.

For the year-to-date through June 30, 2008, the Fund’s return was 10.88%.

Best quarter:  48.04%, quarter ending December 31, 1998

Worst quarter:  –40.15%, quarter ending September 30, 2001

This table compares the Fund’s average annual returns to the returns of the S&P 500 Information Technology Index for the periods shown.

As of December 31, 2007	1 Year	5 Years	10 Years

The Fund	17.69%	14.47%	2.66%
S&P 500 Information Technology Index	16.30%	13.97%	5.32%

The S&P Information Technology Index is an unmanaged, market-capitalization weighted index designed to measure performance of the technology sector of the S&P 500® Index.

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Expense Summary

The table below describes the fees and expenses you may pay if you remain invested in the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the Contracts or administrative fees for the Plans in which the Fund is offered. Please see your Contract prospectus or Plan document for more details on such fees.

Shareholder Fees (fees paid directly from your account): Not applicable

The Fund has no sales charges, redemption or surrender fees, exchange fees or account fees. Those kinds of fees may be imposed on you by the Contract. Such sales charges and other expenses are described in the Contract prospectus or Plan document.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Science &
Technology(1)(2)
Management Fees
Other Expenses
Total Fund Operating Expenses
Expense Reimbursement
Net Expenses

(1)	Through a commission recapture program a portion of the Fund’s expenses have been reduced. “Other Expenses” does not take into account this expense reduction and are therefore higher than the actual expenses of the series. Had the expense reductions been taken into account, “Net Expenses” of the Fund would be %.

(2)	“Other Expenses” includes “Acquired Fund Fees and Expenses”, which fees and expenses were less than 0.01%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include waivers and reimbursements for year one where applicable. The Example does not reflect charges imposed by the Contract or Plan, and if those charges were included, the expenses would have been higher than those shown below. See the Contract prospectus or Plan document for information on such charges. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Science & Technology*	$	$	$	$

*	The expense example does not take into account expense reductions resulting from a commission recapture program. If these expense reductions were included, your costs would be lower.

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Investment Glossary

The Fund’s principal (key) investment strategy and risks are shown above. More detail on investments and investment techniques is shown below. The Fund may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy.

American Depositary Receipts (“ADRs”)
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which the Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.

Derivatives
Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. We may purchase derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Fund’s objectives. Generally, we do not buy derivatives to speculate.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

Diversification
The Fund’s diversification policy limits the amount that the Fund may invest in certain securities. The Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act.

Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:

Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock — Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the Statement of Additional Information.

Exchange-Traded Funds (“ETFs”)
These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees which increase their cost.

Foreign Securities
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs.

There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

Lending Portfolio Securities
The Fund may lend a portion of its total assets to broker-dealers and other financial institutions to earn more money for the Fund.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Fund will only make loans to broker-dealers and other financial institutions approved by its custodian, as monitored by VALIC. State Street Bank and Trust Company (the “Custodian”) holds the cash and portfolio securities of ARC I as Custodian.

Money Market Securities
The Fund may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is high quality when it is rated in one of the two highest credit categories by Moody’s or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

-	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

-	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.

-	Commercial paper sold by corporations and finance companies.

-	Corporate debt obligations with remaining maturities of 13 months or less.

-	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities, variable rate demand notes.

7

Temporary Defensive Investment Strategy
From time to time, the Fund may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Fund takes such a temporary defensive position, they may not achieve their investment objectives.

About Portfolio Turnover

Portfolio turnover occurs when the Fund sells its investments and buys new ones. High portfolio turnover occurs when the Fund sells and buys investments as part of its investment strategy.

High portfolio turnover may cause the Fund’s expenses to increase. For example, the Fund may have to pay brokerage fees and other related expenses. A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate may increase the Fund’s transaction costs and expenses.

The Financial Highlights tables show the portfolio turnover rate for the Fund during prior fiscal years.

8

About ARC I’s Management

Investment Adviser
VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for all the Fund. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.

VALIC serves as investment adviser through an Investment Advisory Agreement with ARC I. As investment adviser, VALIC oversees the day to day operations of the Fund and supervises the purchase and sale of Fund investments. VALIC employs investment sub-advisers who make investment decisions for the Fund.

The investment advisory agreement between VALIC and ARC I provides for ARC I to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by ARC I include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to the Fund in a manner approved by the Board of Directors. For more information on these agreements, see the “Investment Adviser” section in the Statement of Additional Information.

Investment Sub-Advisers
VALIC works with investment sub-advisers for the Fund. Sub-advisers are financial service companies that specialize in certain types of investing. The sub-adviser’s role is to make investment decisions for the Fund according to its investment objectives and restrictions. VALIC compensates the sub-advisers out of the fees it receives from the Fund.

According to the agreements VALIC has with the sub-advisers, VALIC will receive investment advice for the Fund. Under these agreements VALIC gives the sub-advisers the authority to buy and sell securities for the Fund. However, VALIC retains the responsibility for the overall management of the Fund. The sub-advisers may buy and sell securities for the Fund with broker-dealers and other financial intermediaries that they select. The sub-advisers may place orders to buy and sell securities of the Fund with a broker-dealer affiliated with the sub-adviser, as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits sub-advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. ARC I has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a sub-adviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. ARC I and the sub-advisers have entered into written contracts, as required by the 1940 Act, to allow a sub-adviser’s affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a sub-adviser or a sub-adviser’s affiliate, acting as principal, from engaging in securities transactions with the Fund, without an exemptive order from the SEC.

VALIC and the sub-advisers may enter into simultaneous purchase and sale transactions for the Fund or affiliates of the Fund.

In selecting sub-advisers, the Board of Directors carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund by the sub-adviser; (ii) the distinct investment objective and policies of the Fund; (iii) the history, reputation, qualification and background of the sub-advisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Directors also reviewed the fees to be paid by VALIC to each sub-adviser. The sub-advisory fees are not paid by the Fund. A discussion of the basis for the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in ARC I’s most recent annual report for the period ended May 31 and/or its most recent semi-annual report for the period ended November 30. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More”.

ARC I relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, ARC I will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of hiring the new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the sub-advisers and oversees the sub-advisers’ compliance with the Fund’s investment objective, policies and restrictions.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund that they serve as portfolio manager, and the structure and method used by the sub-adviser to determine their compensation.

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The Sub-Advisers are:

RCM Capital Management LLC
T. Rowe Price Associates, Inc.
Wellington Management Company, LLP

RCM Capital Management LLC (“RCM”)
4 Embarcadero Center, San Francisco, California 94111

RCM is an indirect wholly owned subsidiary of Allianz Global Investors (“AGI”). In turn, AGI is owned by Allianz SE. As of June 30, 2007, RCM had approximately $19.8 billion in total assets under management and advice.

A portion of the assets of the Science & Technology Fund is managed by Walter C. Price, Jr. and Huachen Chen. Mr. Price, Managing Director and Portfolio Manager, joined RCM in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of RCM’s technology area and has extensive experience in managing technology portfolios. Huachen Chen, Senior Portfolio Manager, joined RCM in 1985 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)
100 East Pratt Street, Baltimore, Maryland 21202

T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation’s leading no-load fund managers. As of June 30, 2008, T. Rowe Price and its affiliates had $      billion in assets under management.

T. Rowe Price is responsible for sub-advising a portion of the Science & Technology Fund. This portion is managed by an investment advisory committee chaired by Michael F. Sola, CFA. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund’s investment program. Mr. Sola was elected chairman of the Fund’s committee on January 16, 2002. He also is chairman of the investment advisory committee for the T. Rowe Price Science & Technology Fund. He has been managing investments since 1997, and joined T. Rowe Price in 1995 as an investment analyst.

Wellington Management Company, LLP
(“Wellington Management”)
75 State Street, Boston, Massachusetts 02109

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2008, Wellington Management had investment management authority with respect to approximately $      billion in assets.

A portion of the assets of the Science & Technology Fund is managed by Wellington Management’s Global Technology Investment Team. The team is comprised of Scott E. Simpson, John F. Averill, CFA, Bruce L. Glazer, Anita M. Killian, CFA and Eric C. Stromquist and Nicolas B. Boullet. Each team members provides portfolio management and securities analysis services for Wellington’s portion of the Fund’s assets.

Mr. Simpson, Senior Vice President and Global Industry Analyst of Wellington Management, leads the Global Technology Investment Team and joined the firm as an investment professional in 1995. Mr. Averill, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Ms. Killian, Senior Vice President and Global Industry Analyst associated with Wellington Management, joined the firm as an investment professional in 2000. Mr. Stromquist, Senior Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1989. Mr. Boullet, Assistant Vice President and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2005. Prior to joining Wellington Management in 2005, Mr. Boullet held various positions at Ingenio, a technology start-up firm in San Francisco (2000 – 2003), worked in the Internet Division of NBC in New York (1999 – 2000), and was a Financial Analyst in the M&A group at Morgan Stanley in London (1997 – 1999).

How VALIC is Paid for its Services

The Fund pays VALIC a fee based on its average daily net asset value. The Fund’s net asset value is the total value of the Fund’s assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund’s investments.

The Fund paid VALIC     % of average daily net assets for the fiscal year ended May 31, 2008.

The Investment Advisory Agreement entered into with the Fund does not limit how much the Fund pays in monthly expenses each year. However, VALIC has agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Expense Summary.

Payments in Connection with Distribution

VALIC receives financial support from certain investment sub-advisers for distribution-related activities, including support to help offset costs for training to support sales of the Fund. Payments may be derived from investment management fees received by the sub-advisers.

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Account Information

ARC I Shares
ARC I is an open-end mutual fund and may offer shares of the Fund for sale at any time. However, ARC I offers shares of the Fund only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.

Buying and Selling Shares
As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Fund. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Fund in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Fund according to your instructions.

After you invest in the Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Fund, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.

For certain investors, there may be rules or procedures regarding the following:

-	any minimum initial investment amount and/or limitations on periodic investments;

-	how to purchase, redeem or exchange your interest in the Fund;

-	how to obtain information about your account, including account statements; and

-	any fees applicable to your account.

For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement.

The Fund currently does not foresee any disadvantages to participants arising out of the fact that it may offer its shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell portfolio securities at disadvantageous prices. In addition, ARC I reserves the right to refuse to sell shares of the Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of the Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

Frequent or Short-term Trading
The Fund, which is offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Fund. The Board of Directors has adopted policies and procedures with respect to market timing activity as discussed below.

ARC I believes that market timing activity is not in the best interest of the participants of the Fund. Due to the disruptive nature of this activity, it can adversely impact the ability of the sub-advisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.

Since the Fund invests significantly in foreign securities, it may be particularly vulnerable to market timing. Market timing in Fund may also occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timers might try to purchase shares of the Fund based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value. One of the objectives of ARC I’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).

Shares of the Fund are generally held through insurance company separate accounts, Plans or through a trust or custodial account. The ability of ARC I to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. Consequently, the Fund must rely on the insurance company separate account, Plan sponsor, trustee or custodian to monitor market timing within the Fund.

There is no guarantee that ARC I will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. In situations in which ARC I becomes aware of possible market timing activity, it will notify the insurance company separate account, Plan sponsor, trustee or custodian in order to help facilitate the enforcement of such entity’s market timing policies and procedures. ARC I has entered into agreements with various financial intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. ARC I reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from an insurance company separate account, Plan sponsor, trustee or custodian, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that ARC I determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.

You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by ARC I.

11

Selective Disclosure of Portfolio Holdings
ARC I’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Statement of Additional Information.

How Shares are Valued
The net asset value per share (“NAV”) for the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of the Fund by the number of outstanding shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Board of Directors, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the market price at the close of such exchanges on the day of valuation. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, it will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Fund’s shares do not trade.

During periods of extreme volatility or market crisis, the Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

Dividends and Capital Gains

Dividends from Net Investment Income
Dividends from net investment income are declared and paid annually. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Fund reserves the right to declare and pay dividends less frequently than as disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

Distributions from Capital Gains
When the Fund sells a security for more than it paid for that security, a capital gain results. Distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Tax Consequences
As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document or custodial agreement for further information concerning the federal income tax consequences to you of investing in the Fund.

The Fund will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If the Fund incurs foreign taxes, they will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in potentially material amounts, and will not beneficially or adversely affect you or the Fund. The benefits to VALIC will not be passed to you or the Fund.

12

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm of ARC I, whose report, along with the Fund’s financial statements, is included in the ARC I annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

13

Interested in Learning More?

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about ARC I’s operations.

Further information about the Fund’s investments is available in ARC I’s annual and semi-annual reports to shareholders. ARC I’s annual report discusses market conditions and investment strategies that significantly affected the Fund’s performance results during its last fiscal year.

VALIC can provide you with a free copy of these materials or other information about ARC I. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648.

ARC I’s SAI is not available online as it does not have its own internet website. ARC I’s prospectus and semi-annual and annual reports are available online, however, through the internet websites of insurance companies offering the Fund as investment options in variable insurance products.

The Securities and Exchange Commission also maintains copies of these documents:

•	To view information online: Access the SEC’s web site at http://www.sec.gov.

•	To review a paper filing or to request that documents be mailed to you, contact the SEC by writing to: SEC Public Reference Room, Washington, D.C. 20549-6009; or call the SEC at 1-800-SEC-0330. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov.

A duplicating fee will be assessed for all copies provided.

Investment Company Act filing number 811-03738.

14

AIG RETIREMENT COMPANY I
(Formerly VALIC Company I)
ASSET ALLOCATION FUND
BLUE CHIP GROWTH FUND
BROAD CAP VALUE INCOME FUND
CAPITAL CONSERVATION FUND
CORE EQUITY FUND
CORE VALUE FUND
FOREIGN VALUE FUND
GLOBAL EQUITY FUND
GLOBAL REAL ESTATE FUND
GLOBAL SOCIAL AWARENESS FUND
GLOBAL STRATEGY FUND
GOVERNMENT SECURITIES FUND
GROWTH & INCOME FUND
GROWTH FUND (formerly VALIC Ultra Fund)
HEALTH SCIENCES FUND
INFLATION PROTECTED FUND
INTERNATIONAL EQUITIES FUND
INTERNATIONAL GOVERNMENT BOND FUND
INTERNATIONAL GROWTH I FUND
LARGE CAP CORE FUND
LARGE CAPITAL GROWTH FUND
MID CAP INDEX FUND
MID CAP STRATEGIC GROWTH FUND
MONEY MARKET I FUND
NASDAQ-100® INDEX FUND
SCIENCE & TECHNOLOGY FUND
SMALL CAP AGGRESSIVE GROWTH FUND
SMALL CAP FUND
SMALL CAP INDEX FUND
SMALL CAP SPECIAL VALUES FUND
SMALL-MID GROWTH FUND (formerly Small Cap Strategic Growth Fund)
STOCK INDEX FUND
VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION

PART B
October 1, 2008
This Statement of Additional Information (“SAI”) is not a prospectus and contains information in addition to that in the Prospectuses for AIG Retirement Company I, formerly VALIC Company I (“ARC I”). It should be read in conjunction with your Prospectus. The SAI relates to the Prospectuses dated October 1, 2008. ARC I’s Annual Report dated May 31, 2008 is incorporated by reference into this SAI. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company (“VALIC”), a Prospectus may be obtained by visiting www.aigretirement.com, calling 1-800-448-2542, or writing ARC I at P.O. Box 15648, Amarillo, Texas 79105-5648.

Articles Supplementary to Restated Articles of Incorporation
Articles of Amendment to the Articles of Incorporation
Articles of Amendment to the Articles of Incorporation
Amendment No. 3 to Investment Sub-Advisory Agreement
Investment Sub-Sub-Advisory Agreement
Investment Sub-Advisory Agreement
Legal Opinion
Powers of Attorney

GENERAL INFORMATION AND HISTORY
ARC I was incorporated in Maryland on December 7, 1984, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Pursuant to an Investment Advisory Agreement with ARC I and subject to the authority of ARC I’s Board of Directors, VALIC serves as ARC I’s investment adviser and conducts the business and affairs of ARC I. ARC I consists of separate investment portfolios (hereinafter collectively referred to as the “Funds” or individually as a “Fund”), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. Each of the Funds, except the Health Sciences, Inflation Protected, International Government Bond, Nasdaq-100® Index and Global Real Estate Funds, is “diversified” as the term is used in the 1940 Act. VALIC has engaged investment sub-advisers (hereinafter referred to collectively, as the “Sub-advisers”) for each Fund to provide investment sub-advisory services, subject to VALIC’s oversight.
ARC I issues shares of common stock of each Fund to certain employer-sponsored retirement plans (primarily, but not exclusively, governmental plans; collectively, the “Plans” and each a “Plan”), Individual Retirement Accounts (“IRAs”) and registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts or variable life policies (the “Contracts”).
ARC I was originally named VALIC Series Portfolio Company. The name changed to American General Series Portfolio Company (“AGSPC”) on January 14, 1985, to North American Funds Variable Product Series I on October 1, 2000, and to VALIC Company I on December 31, 2001. Subsequently, on May 1, 2008, the name changed to AIG Retirement Company I. The individual Fund names also changed on December 31, 2001, as noted below.

Name Prior to 10/1/2000	Name from 10/2000 to 12/31/2001	Name effective 12/31/2001
AGSPC Asset Allocation Fund	North American – AG Asset Allocation Fund	Asset Allocation Fund
AGSPC Capital Conservation Fund	North American – AG Capital Conservation Fund	Capital Conservation Fund
AGSPC Government Securities Fund	North American – AG Government Securities Fund	Government Securities Fund
AGSPC Growth & Income Fund	North American – AG Growth & Income Fund	Growth & Income Fund
AGSPC International Equities Fund	North American – AG International Equities Fund	International Equities Fund
AGSPC International Government Bond Fund	North American – AG International Government Bond Fund	International Government Bond Fund
AGSPC Mid Cap Index Fund	North American – AG Mid Cap Index Fund	Mid Cap Index Fund
AGSPC Money Market Fund	North American – AG 1 Money Market Fund	Money Market I Fund
N/A (new fund 10/1/2000)	North American – AG Nasdaq-100® Index Fund	Nasdaq-100® Index Fund
AGSPC Small Cap Index Fund	North American – AG Small Cap Index Fund	Small Cap Index Fund
AGSPC Social Awareness Fund	North American – AG Social Awareness Fund	Social Awareness Fund
AGSPC Stock Index Fund	North American – AG Stock Index Fund	Stock Index Fund
AGSPC Growth Fund	North American Core Equity Fund	Core Equity Fund
N/A (new fund 10/1/2000)	North American – American Century Income & Growth Fund	Income & Growth Fund
N/A (new fund 10/1/2000)	North American – American Century International Growth Fund	International Growth I Fund
N/A (new fund 10/1/2000)	North American – Founders Large Cap Growth Fund	Large Cap Growth Fund
N/A (new fund 10/1/2000)	North American – Founders/T. Rowe Price Small Cap Fund	Small Cap Fund
N/A (new fund 11/1/2000)	North American – T. Rowe Price Blue Chip Growth Fund	Blue Chip Growth Fund
N/A (new fund 11/1/2000)	North American – T. Rowe Price Health Sciences Fund	Health Sciences Fund
AGSPC Science & Technology Fund	North American – T. Rowe Price Science & Technology Fund	Science & Technology Fund
N/A (new fund 12/31/2001)	N/A	Value Fund
The Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., each registered open-end diversified management investment companies under the 1940 Act, became part of ARC I through a reorganization on September 25, 1985. The Capital Accumulation Fund changed its name to AGSPC Mid Cap Index Fund and changed its investment objective, investment program and one of its restrictions as of October 1, 1991. The Timed Opportunity Fund changed its name to the AGSPC Asset Allocation Fund, effective as of October 1, 1997. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992. Effective August 27, 2004, the Growth Fund, formerly named the “Opportunities Fund,” was reorganized with and into the Blue Chip Growth Fund. Effective September 16, 2005, the Mid Capital Growth Fund changed its name to the Mid Cap Strategic Growth Fund. Effective the close of business May 26, 2006, (i) the Large Cap Growth Fund was reorganized with and into the Growth Fund (formerly, the VALIC Ultra Fund), (ii) the Income & Growth Fund changed its name to the Core Value Fund and (iii) the Broad Cap Value Fund changed its name to the Broad Cap Value Income Fund. Effective October 1, 2007, the Social Awareness Fund changed its name to the Global Social

Awareness Fund. Effective December 10, 2007, the VALIC Ultra Fund changed its name to the Growth Fund. Effective March 10, 2008, the Small Cap Strategic Growth Fund changed its name to the Small-Mid Growth Fund. Effective October 1, 2008, the Real Estate Fund changed its name to the Global Real Estate Fund.
INVESTMENT RESTRICTIONS
The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objectives, policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders’ meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund’s outstanding voting securities.
In addition, the Funds have non-fundamental investment restrictions which have been approved by ARC I’s Board of Directors. Non-fundamental investment restrictions and operating policies may be changed by the Board of Directors without shareholder approval.
The fundamental and non-fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions will not include cash collateral held in connection with securities lending activities.
In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S & P Stock Guide, Global Industry Classification Standard (GICS) information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/ or the prospectus of the issuing company. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.
FUNDAMENTAL INVESTMENT RESTRICTIONS
Borrowing
All Funds: Each Fund may borrow money in amounts up to 33 1/3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. Each Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. A Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit a Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Prospectus and the SAI, as amended from time to time.
Commodities
All Funds: No Fund may purchase or sell physical commodities except that each Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Concentration
All Funds except the Health Sciences Fund, Nasdaq-100® Index Fund and Real Estate Fund: Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Diversification
All Funds except the Health Sciences Fund, the Inflation Protected Fund, the International Government Bond Fund, the Nasdaq-100® Index Fund, and the Global Real Estate Fund. Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
Issuance of Senior Securities
All Funds: No Fund may issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any Securities and Exchange Commission (“SEC”) staff interpretation of the 1940 Act.
Lending
All Funds: No Fund may make loans, except that each Fund may, in accordance with its investment practices and policies, (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.
Real Estate
All Funds: No Fund may purchase or sell real estate except that each Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Underwriting
All Funds: No Fund may underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Control of Companies
All Funds: Each Fund may not invest in companies for the purpose of exercising management control or influence, except that a Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act. (See Operating Policies shown below for additional information on investment company security investment restrictions.)
Illiquid Securities
All Funds: Each Fund may not invest more than 15% (10% for the Money Market I Fund) of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid securities is applicable at all times.
Foreign Securities
All Funds: To the extent consistent with their respective investment objectives, each of the Funds as noted in the Limitation List below may invest in foreign securities, which may include emerging market securities. ADRs and U.S. dollar-denominated securities of foreign issuers are excluded from such percentage limitation for each Fund.
100%
Foreign Value Fund
Global Equity Fund
Global Strategy Fund
International Equities Fund
International Government Bond Fund

International Growth I Fund
75%
Global Real Estate Fund
60%
Global Social Awareness Fund
50%
Science & Technology Fund
35%
Asset Allocation Fund
Core Equity Fund
Core Value Fund
Growth & Income Fund
Health Sciences Fund
30%
Inflation Protected Fund
Small Cap Fund
25%
Large Capital Growth Fund
Mid Cap Strategic Growth Fund
Value Fund
20%
Blue Chip Growth Fund
Broad Cap Value Income Fund
Capital Conservation Fund
Government Securities Fund
Growth Fund
Large Cap Core Fund
Mid Cap Index Fund
Money Market I Fund (payable in U.S. Dollars)
Nasdaq-100® Index Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
10%
Small Cap Aggressive Growth Fund
Margin
All Funds: Each Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
All Funds: Each Fund other than the Money Market I Fund may not sell securities short except to the extent permitted by applicable law.

Investment Companies
All Funds: Each Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. (See Operating Policies shown below for additional information on investment company security investment restrictions.)
OPERATING POLICIES
Asset-Backed Securities
All Funds: A Fund will only invest in fixed-income asset-backed securities rated, at the time of purchase, in the same quality range as its other permissible investments.
Single Investment Companies
All Funds: Unless otherwise permitted by the 1940 Act, no Fund other than the Blue Chip Growth Fund, the Health Sciences Fund, and the portions of the Science & Technology Fund and Small Cap Fund sub-advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”) may invest more than 5% of total assets in a single investment company.
Total Investment Company Investment
All Funds: Unless otherwise permitted by the 1940 Act, no Fund other than the Blue Chip Growth Fund, the Health Sciences Fund, and the portions of the Science & Technology Fund and Small Cap Fund sub-advised by T. Rowe Price may invest more than 10% of total assets in investment company securities.
Single Investment Company Voting Securities
All Funds: Unless otherwise permitted by the 1940 Act, no Fund other than the Blue Chip Growth Fund, the Health Sciences Fund, and the portions of the Science & Technology and Small Cap Fund sub-advised by T. Rowe Price may invest more than 3% of total assets in the voting securities of a single investment company.
Certificates of Deposit and Bankers Acceptances
All Funds: The Funds limit investments in U.S. certificates of deposit and bankers acceptances to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or where deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”). A Fund may also invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
Futures Contracts – Initial Margin Deposits
All Funds: With respect to each Fund other than the Money Market I Fund, to the extent that a Fund holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margins and premiums required to establish such positions will not exceed 5% of the fair market value of the Fund’s net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.
Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund, and Small Cap Fund
As noted in the prospectus, T. Rowe Price is the Sub-adviser for the Blue Chip Growth Fund, the Health Sciences Fund, and a portion of the assets of the Science & Technology Fund and Small Cap Fund. T. Rowe Price offers a diversified and cost-effective investment vehicle for the cash reserves of client accounts. Therefore, T. Rowe Price may choose to invest any available cash reserves in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other T. Rowe Price clients. Currently, two such money market funds are in operation — T. Rowe Price Reserve Investment Fund (“RIF”) and T. Rowe Price Government Reserve Investment Fund (“GRF”), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).
As noted in the operating policies above, the Funds sub-advised by T. Rowe Price may invest up to 25% of total assets in the RIF and GRF. RIF and GRF must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government backed securities, primarily U.S. Treasuries and repurchase agreements thereon. The Funds do not pay an advisory fee to the Investment Manager at T. Rowe Price, but will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The Funds will only invest in RIF or GRF to the extent it is consistent with their objectives and programs. RIF and GRF are neither insured nor guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.
INVESTMENT PRACTICES
Adjustable Rate Securities
Each Fund may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.
Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days’ notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.
Asset-Backed Securities
Each Fund, except the Broad Cap Value Income Fund, Foreign Value Fund and Global Strategy Fund, may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.
Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.
Each of the Funds listed above may invest in certain asset-backed securities known as structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. A SIV purchases mostly highly rated medium- and long-term, fixed income assets and issues shorter-term, highly rated commercial paper and medium-term notes at lower rates to investors. SIVs typically purchase finance company debt which is focused in large banks and may also include exposure to investment banks, insurance, and other finance companies. SIVs also invest in credit card, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, and asset-backed securities. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present issuer risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or if a demand for the new debt declines significantly, the SIVs may have to liquidate assets at a loss. Also, to the extent that SIVs’ assets represent investments in finance companies, the Funds may have significant exposure to the financial services market and disruptions in that market could result in lower valuations of the Funds’ holdings of SIV securities.
Bank Obligations
Each Fund may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Money Market I Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
The Funds limit investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Government Securities Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund’s limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Convertible Securities
Each Fund, other than the Government Securities Fund, International Government Bond Fund, Mid Cap Index Fund, Money Market I Fund, Nasdaq-100 Index Fund, Small Cap Index Fund, and Stock Index Fund, may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.
A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund’s ability to achieve its investment objectives.
In keeping with the objectives of the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and Small Cap Fund, convertible bonds will be treated as equity securities for purposes of each Fund’s investment policies and restrictions.
Depositary Receipts
Each Fund, other than the Money Market I Fund, may purchase Depositary Receipts. Depositary Receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar securities convertible into securities of foreign issuers. ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Depositary Receipts may not necessarily be denominated in the same currency as the securities into which they may be converted.
Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. This limits the Funds’ exposure to foreign exchange risk.
Depositary Receipts may be sponsored or unsponsored. A sponsored Depositary Receipt is issued by a Depositary that has an exclusive relationship with the issuer of the underlying security. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. For purposes of a Fund’s investment policies, the Funds’ investments in Depositary Receipts will be deemed to be investments in the underlying securities.
Eurodollar Obligations
Each Fund may, in accordance with its investment objective(s), policies, and investment program, invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

All Funds, except the Money Market I Fund, may also purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.
Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.
Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. ARC I believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of FDIC member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.
Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.
Fixed Income Securities
Each Fund may invest in fixed income securities. Debt securities are considered high-quality if they are rated at least Aa by Moody’s or its equivalent by any other nationally rated statistical rating organization (“NRSRO”) or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa3 by Moody’s or BBB- by S&P or their equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody’s or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Sub-advisers will not necessarily dispose of an investment grade security that has been downgraded to below investment grade. See the section in the Appendix regarding “Description of Corporate Bond Ratings” for a description of each rating category and a more complete description of lower-medium and lower-quality debt securities and their risks.
The maturity of debt securities may be considered long- (ten plus years), intermediate- (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.
Inflation-Indexed Bonds
The Foreign Value, Global Strategy, Inflation Protected Fund, Large Cap Core Fund, Global Real Estate Fund and Small Cap Special Values Fund may invest in inflation indexed-bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward (but not below the original principal value in the case of U.S. Treasury inflation-indexed bonds), and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation related bonds may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Lower Rated Fixed Income Securities
The Asset Allocation Fund, Broad Cap Value Income Fund, Capital Conservation Fund, Core Value Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Inflation Protected Fund, International Government Bond Fund, Large Cap Core Fund, Real Estate Fund, Small Cap Special Values Fund and the Value Fund may invest in below investment grade debt securities. Issuers of lower rated or non-rated securities (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.
A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet a Fund’s liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.
Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund’s net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.
Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, VALIC or a Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities’ liquidity within the parameters of the Fund’s investment policies. A Sub-adviser will not necessarily dispose of a portfolio security when its ratings have been changed.
Investments in already defaulted securities poses an additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery of a Fund’s initial investment and any anticipated income or appreciation is uncertain. In addition, a Fund may incur additional expenses to the extent that they are required to seek recovery relating to the default in the payment of principal or interest on such securities or otherwise protect their interests. A Fund may be required to liquidate other portfolio securities to satisfy annual distribution obligations of a Fund in respect of accrued interest income on securities which are subsequently written off, even though such Fund has not received any cash payments of such interest.
Foreign Currency Exchange Transactions and Forward Contracts
Each Fund, except the Government Securities Fund and the Money Market I Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar. A Fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
1. Settlement Hedges or Transaction Hedges. When the Sub-adviser wishes to lock in the U.S. dollar price of a foreign currency denominated security when a Fund is purchasing or selling the security, the Fund may enter into a forward contract. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., “settled”). Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Sub-adviser. This strategy is often referred to as “anticipatory hedging.”
2. Position Hedges. When the Sub-adviser believes that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell foreign currency for a fixed

U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a Fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.
A Fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the Fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the Adviser or Sub-adviser(s) each believe that it is important to have flexibility to enter into such forward contracts when they determine that a Fund’s best interests may be served.
At the maturity of the forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the Fund is obligated to deliver.
Shifting Currency Exposure: A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased; much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the Sub-adviser believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the Fund to assume the risk of fluctuations in the value of the Euro.
Successful use of currency management strategies will depend on the Fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency rates and could result in losses to a Fund if currencies do not perform as the Sub-adviser anticipates. For example, if a currency’s value rose at a time when the Sub-adviser hedged a Fund by selling the currency in exchange for U.S. dollars, the Fund would not participate in the currency’s appreciation. Similarly, if the Sub-adviser increases a Fund’s exposure to a currency and that currency’s value declines, the Fund will sustain a loss. There is no assurance that the use of foreign currency management strategies will be advantageous to a Fund or that the Sub-adviser will hedge at appropriate times.
A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, State Street Bank and Trust Company (the “Custodian” or “State Street”) will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities
Each Fund may invest in foreign securities. The Capital Conservation Fund focuses on foreign bonds that are of the same quality as other bonds purchased by the Fund. The Government Securities Fund focuses on high-quality foreign government securities and high-quality money market securities payable in U.S. dollars. The Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund focus on the foreign securities included in their respective indices.
A foreign security is a security issued by an entity domiciled or incorporated outside of the United States. A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
In addition, all the Funds, except the Government Securities Fund and the Money Market I Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.
Emerging Markets
The Asset Allocation Fund, Blue Chip Growth Fund, Capital Conservation Fund, Core Value Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Growth Fund, Health Sciences Fund, Inflation Protected Fund, International Government Bond Fund, International Growth I Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Global Real Estate Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Value Fund may make investments in companies located in emerging market countries. These investments may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Another risk is that the small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund’s securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
A further risk is that the existence of national policies may restrict a Fund’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging market countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.
Money Market Securities of Foreign Issuers
Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions, purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).
Foreign money market instruments utilized by the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers’ acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.
Hybrid Instruments
Each of the Funds, other than the Inflation Protected Fund and the Money Market I Fund, may invest in hybrid instruments, up to 10% of total assets. The Inflation Protected Fund may invest up to 5% of its total assets in hybrid instruments. Hybrid instruments, which include indexed or structured securities (such as notes, bonds and debentures), combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.
Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a Benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.
Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, a Fund that so invests will limit its investments in hybrid instruments to 10% of total assets (5% for the Inflation Protected Fund).
Hybrid instruments include “market access products,” which are often referred to as equity-linked notes. A market access product is a derivative security with synthetic exposure to an underlying local foreign stock. They include, for example, warrants, zero strike options, and total return swaps. Market access products are subject to the same risks as direct investments in securities of foreign issuers. If the underlying stock decreases in value, the market access product will decrease commensurately. In addition, market access products are subject to counterparty risk due to the fact that the security is issued by a broker. If the broker suffers a significant credit event and cannot perform under the terms of the agreement, an access product may lose value regardless of the strength of the underlying stock. The Science & Technology Fund may invest in market access products.
Structured investments are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.
Illiquid Securities
Subject to their investment restrictions, each Fund may invest a limited percentage of assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Fund will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed the percentage of the value of a Fund’s net assets as shown in the non-fundamental investment restrictions.
Initial Public Offerings (“IPOs”)
The Blue Chip Growth Fund, Broad Cap Value Income Fund, Core Equity Fund, Core Value Fund, Global Equity Fund, Growth Fund, Health Sciences Fund, International Growth I Fund, Large Cap Core Fund, Mid Cap Strategic Growth Fund, Global Real Estate Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Value Fund may invest in IPOs. As such, a portion of each Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as a Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.
A Fund’s purchase of shares issued as part of, or a short period after, a company’s IPO, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Interfund Borrowing and Lending Program
ARC I has received exemptive relief from the SEC which permits a Fund to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating funds, including the requirement that no Fund may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Funds from a typical bank for comparable transaction. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating Funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, the Fund will comply with its investment policy on borrowing.
Lending Portfolio Securities
Each Fund may make secured loans of its portfolio securities as shown in the fundamental investment restrictions for purposes of realizing additional income. Securities loans are made to broker-dealers and other financial institutions approved by the Custodian and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.
Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund may call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund’s investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the Custodian considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders’, administrative, and custodial fees in connection with a loan of its securities.
Loan Participations and Assignments
Each Fund, except the Broad Cap Value Income Fund, Foreign Value Fund, Global Strategy Fund, and Money Market I Fund, may invest in loan participations. Loan participations include investments in fixed and floating rate loans (“Loans”) arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions (“Lenders”). Investments in Loans are expected in most instances to be in the form of participations in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of Participations, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interposition between the Fund and the borrower is determined by the Sub-adviser to be creditworthy. When the Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund and calculating its net asset value.
The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities as described above. Loan participations and assignments may be considered liquid, as determined by the Fund’s Sub-adviser.
Master Limited Partnerships
Each of the Funds that may invest in equity securities may also invest in master limited partnerships (“MLPs”) or limited partnerships. Certain companies are organized as master limited partnerships in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund if it invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.
The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Mortgage-Related Securities
All Funds, except the Blue Chip Growth Fund, the Health Sciences Fund, the Mid Cap Strategic Growth Fund and the Science & Technology Fund may invest in mortgage-related securities described below, except as otherwise indicated. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.”
Recent Market Events. In the second half of 2007 and continuing into 2008, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. As discussed in more detail below, these events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
The fixed income markets have recently experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage- and asset-backed and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise, and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Funds.
Mortgage Pass-Through Securities
Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association, known as “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantors of mortgage-related securities are GNMA, Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets ARC I’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Certain Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Sub-adviser determines that the securities meet ARC I’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.
Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, set forth above under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
Each Fund, except the Blue Chip Growth Fund, the Health Sciences Fund, the Mid Cap Strategic Growth Fund, Money Market I Fund and Science & Technology Fund, may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured in multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
Commercial Mortgage-Backed Securities
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Other Mortgage-Related Securities
Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
CMO Residuals
CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities” below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.
Mortgage Dollar Rolls
The Asset Allocation Fund, Broad Cap Value Income Fund, Capital Conservation Fund, Core Equity Fund, Global Equity Fund, Foreign Value Fund, Global Strategy Fund, Government Securities Fund, Inflation Protected Fund, Large Cap Core Fund, Small Cap Aggressive Growth Fund, Small Cap Fund, Small Cap Special Values Fund and Small-Mid Growth Fund may invest in mortgage dollar rolls. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. The dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received must be within 1.0% of the initial amount delivered.
A Fund’s obligations under a dollar roll agreement may be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. To the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
Stripped Mortgage-Backed Securities (SMBSs)
SMBSs are derivative multi-class mortgage securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
While IOs and POs are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s net asset value per share. Only government IOs and POs backed by fixed-rate mortgages and determined to be liquid under established guidelines and standards may be considered liquid securities not subject to a Fund’s limitation on investments in illiquid securities.
Options and Futures Contracts
Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may invest in options and futures. Some Funds may have a limitation on the amount of futures and options which may be permitted. See each Fund Fact Sheet in the Prospectus for additional information.

Options on Securities and Securities Indices
Each Fund, other than the Broad Cap Value Income Fund and Money Market I Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities.
          Writing Covered Calls/Put Options. The Foreign Value Fund, Global Equity Fund, Global Strategy Fund, International Equities Fund, International Government Bond Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund and the Value Fund may also write covered call and put options on foreign currencies that correlate with the Fund’s portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or “strike” price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.
          To “cover” a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant (“FCM”) as margin, equals the market value of the instruments underlying the put option written.
          Writing Options on Securities/Securities Indices. Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may write options on securities and securities indices. The International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds’ return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund’s position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.
          Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund’s position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index “multiplier.”
          Call or put options on a stock index may be written at an exercise or “strike” price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be “in the money.” In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.
          Stock indices for which options are currently traded include the S&P 500® Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.
          Purchasing Options on Securities/Securities Indices. Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. The Foreign Value Fund, Global Equity Fund, Growth Fund, Inflation Protected Fund,

International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Value Fund may also purchase put options on foreign currencies that correlate with the Fund’s portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.
          The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by a Fund, the Fund may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.
          Over-the-Counter Options. Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. The Capital Conservation Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Government Securities Fund, Growth Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and the Value Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option’s intrinsic value (i.e., the amount the option is “in-the-money”). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time.
Writing Covered Call and Put Options and Purchasing Call and Put Options
Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund’s securities. As a matter of operating policy, the Core Equity Fund and the Science & Technology Fund will not write a covered option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of that Fund’s net assets. The Growth & Income Fund as a matter of operating policy will only write covered call options on securities. The Foreign Value Fund, Global Equity Fund, Growth Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund and Small-Mid Growth Fund ay also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund’s securities are denominated. To “cover” an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.
          Writing Uncovered Options. From time to time, the Blue Chip Growth Fund, Global Real Estate Fund, Health Sciences Fund, Inflation Protected Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Science & Technology Fund, and the Small Cap Fund will write a call option that is not covered but where the Fund will establish and maintain with its Custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be “covered” with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the Fund to the risks of writing uncovered options. If one of these Funds writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the Fund’s loss could be significant.
          Writing Exchange-Traded Covered Options. The Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund’s portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies; that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund’s portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.
          Purchasing Exchange-Traded Covered Options. Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund’s particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it.
          A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.
          A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.
          Unlisted Options. Unlisted options may be used by the Blue Chip Growth Fund, Capital Conservation Fund, Core Equity Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Government Securities Fund, the Health Sciences Fund, the Inflation Protected Fund, the International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Fund, Small Cap Special Values Fund and Small-Mid Growth Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is “in-the-money.”
          Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options — the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options — the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options — possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund’s portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of the Sub-adviser regarding movements in securities prices, currencies or interest rates are incorrect, a Fund’s investment results may have been better without the hedge.
Financial Futures Contracts
Each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, in accordance with its investment objective(s), investment program, policies, and restrictions, may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income.
The Blue Chip Growth Fund, Core Equity Fund, Foreign Value Fund, Global Equity Fund, Growth & Income Fund, Growth Fund, Health Sciences Fund, Large Cap Core Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Fund, Small Cap Special Values Fund and Small-Mid Growth Fund may also write covered put options on stock index futures contracts.
The Blue Chip Growth Fund, Foreign Value Fund, Global Equity Fund, Growth Fund, Health Sciences Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Mid Cap Strategic Growth Fund, Science & Technology Fund Small Cap Aggressive Growth Fund, Small Cap Fund and Small Cap Special Values Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon. The Large Capital Growth Fund may utilize currency futures contracts and listed financial futures contracts and options thereon.
Financial futures contracts consist of interest rate futures contracts, single stock futures contracts, stock index futures contracts, and currency futures contracts. A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated “contracts markets” by the CFTC. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indices as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.
Single stock futures contracts or stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a single stock or a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the stock or index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the stock or index. Single stock futures started trading in the U.S. in December 2001. A public market currently exists for stock index futures contracts based on the S&P 500® Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.
Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead they are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
Unlisted financial futures contracts, which may be purchased or sold only by the Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Growth Fund, Inflation Protected Fund, International Equities Fund, International Government Bond Fund, Large Cap Core Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund and Small-Mid Growth Fund,, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 15% of the value of such Fund’s total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the “face amount” of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.
When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer’s initial margin on a financial futures contract represents a good faith deposit securing the customer’s contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called “variation margin,” are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as “marking to market.”
A Fund, as an internal operating policy, may not hold financial futures contracts in an amount greater than 33 1/3% of the Fund’s net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion.

Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.
Options on Financial Futures Contracts
For bona fide hedging purposes, each Fund, except the Broad Cap Value Income Fund and Money Market I Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires.
Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or “premium”) paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.
Certain Additional Risks of Options and Financial Futures Contracts
The use of options and financial futures contracts may entail certain risks, including the following. First, although such instruments when used by the Funds are intended to correlate with the Funds’ portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund’s transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.
The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund’s portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract’s settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract’s value (marked to market daily) over the contract’s settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund’s portfolio securities “covering” a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.
There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of “last sale” information for foreign currencies, and (iii) the need to use “odd lot” transactions for underlying currencies at prices less favorable than those for “round lot” transactions.
Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to “close out” (i.e., terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore, it may have to liquidate other more advantageous investments to meet its cash needs.
In addition, FCMs or brokers in certain circumstances will have access to a Fund’s assets posted as margin in connection with these transactions as permitted under the 1940 Act. See “Other Information, Custody of Assets” in this SAI. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker’s insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could affect such recovery.
The success of a Fund in using hedging techniques depends, among other things, on the Sub-adviser’s ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on the Sub-adviser’s ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. The Sub-advisers will not speculate; however, purchasing futures to efficiently invest cash may be considered more risky than to invest the cash in equities over time. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.
Limitations
No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its net assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a policy of each Fund that is permitted to use options and financial futures contracts.
In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either “covered” or subject to appropriate asset segregation requirements. The Funds base their asset segregation policies on methods permitted by the SEC staff and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff. Generally, these require that a Fund segregate an amount of assets equal to its obligations relative to the position involved, adjusted daily on a mark-to-market basis. With respect to futures contracts that are not contractually required to “cash-settle,” each Fund covers its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures contracts that are contractually required to “cash-settle,” however, each Fund sets aside liquid assets in an amount equal to that Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to its net obligation under cash-settled futures, each Fund may employ leverage to a greater extent than if the Fund segregated assets equal to the full notional value of such contracts. Further, each Fund segregated assets equal to the full notional value of such contracts. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC or CFTC staff interpretive positions or no-action letters or rules adopted by the SEC.
Other Investment Companies
Each Fund, other than the Money Market I Fund, Capital Conservation Fund, and Government Securities Fund, may invest in securities of other investment companies (including HOLDRs and exchange-traded funds (“ETFs”) such as, but not limited to, iShares and SPDRs), up to the maximum extent permissible under the 1940 Act. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Funds purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.
Investments in other investment companies are subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. ETFs such as iShares and SPDRs are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.
Holding Company Depositary Receipts (“HOLDRs”) are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry, sector, or group. HOLDRs involve risks similar to the risks of investing in common stock. Each HOLDR initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International (“MSCI”) indices or various countries and regions. iShares are managed by Barclay’s Global Investors and are listed on the American Stock Exchange (“AMEX”). The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of a Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares as part of its investment strategy.
Standard & Poor’s Depositary Receipts (“SPDRs”) are AMEX-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500®. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index. SPDRs are investment companies and are subject to each Fund’s limitations on investment company holdings.
Real Estate Securities and Real Estate Investment Trusts (“REITs”)
Each Fund, except the Large Cap Core Fund and Money Market I Fund, may invest in real estate securities. Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.
Each Fund, except the Large Cap Core Fund and Money Market I Fund, may also invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (hybrid REITs). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The Global Real Estate Fund will invest the majority of its assets in equity REITS, but may invest up to 10% of its total assets in any combination of mortgage REITs and hybrid REITs.
REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the “Code”). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.
Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Repurchase Agreements
Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Sub-advisers pursuant to guidelines and procedures established by the Board of Directors. Unless the Fund participates in a joint repurchase transaction, the underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market I Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. To the extent a Fund participates in a joint repurchase transaction, the collateral will consist solely of U.S. government obligations. Repurchase agreements are generally for short periods, usually less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund’s holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.
The Funds may not sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller’s obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with ARC I’s Custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Sub-advisers will evaluate the creditworthiness of all banks and broker-dealers with which ARC I proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 15% of the value of that Fund’s total assets (10% in the case of Money Market I Fund).
Reverse Repurchase Agreements
The Blue Chip Growth Fund, Broad Cap Value Income Fund, Core Equity Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Health Sciences Fund, Inflation Protected Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Science & Technology Fund Small Cap Aggressive Fund, Small Cap Fund, Small Cap Special Values Fund and the Small-Mid Growth Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid by a Sub-adviser, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund’s limitations on borrowings.
Rule 144A Securities
Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. ARC I, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds’ non-fundamental investment restriction concerning illiquidity. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination ARC I will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition ARC I could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by ARC I and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds’ holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not exceed their illiquidity limitations. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds’ investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund may invest in Rule 144A securities (in accordance with each Fund’s investment restrictions as listed in the prospectus) that have been determined to be liquid by Board approved guidelines.
Short Sales
Short sales are affected by selling a security that a Fund does not own. Each Fund, other than the Foreign Value Fund, Money Market I Fund and Small Cap Special Values Fund, may engage in “short sales against the box.” This technique involves selling either a security that a Fund owns or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.
The Asset Allocation Fund, Capital Conservation Fund and Global Real Estate Fund may also engage in “naked” short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. Each Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will segregate cash or other liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. Each Fund will engage in naked short sales when its Sub-Adviser anticipates that the security’s market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described above. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. Each Fund will limit the total market value of naked short sales to 5% of its assets (for the Asset Allocation Fund, the limit applies to the Fund’s fixed income assets) with no more than 1% of its assets in any single issuer.
Swap Agreements
The Asset Allocation Fund, Capital Conservation Fund, Global Equity Fund, Global Real Estate Fund, Government Securities Fund, Inflation Protected Fund, International Government Bond Fund, International Growth I Fund, Large Cap Core Fund, Large Capital Growth Fund, Small Cap Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and the Value Fund may enter into interest rate, index and currency exchange rate swap agreements. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.
The Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Small Cap Aggressive Fund, Small Cap Special Values, Small-Mid Growth Fund and Value Fund may invest in equity swaps. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders have.
The Asset Allocation Fund, Capital Conservation Fund, Global Real Estate Fund, Government Securities Fund, International Growth I Fund and Small Cap Fund may invest in credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events.
These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.
Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by a Sub-adviser to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.
Whether a Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on a Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, FCM, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (i) have individually tailored terms, (ii) lack exchange-style offset and the use of a clearing organization or margin system, (iii) are undertaken in conjunction with a line of business, and (iv) are not marketed to the public. When a Fund is invested in this manner, it may not be able to achieve its investment objective.
Unseasoned Issuers
The Asset Allocation Fund, Capital Conservation Fund, Core Value Fund, Foreign Value Fund, Global Strategy Fund, Growth Fund, Health Sciences Fund, International Growth I Fund, Global Real Estate Fund, Science & Technology Fund, Small Cap Aggressive Growth Fund, Small Cap Fund and Small Cap Special Values Fund may invest in unseasoned issuers. Unseasoned issuers are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might be otherwise be the case. In addition, investments in unseasoned issuers are more speculative and entail greater risk than do investments in companies with an established operating record.
Variable Rate Demand Notes
Each Fund may invest in variable rate demand notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market I Fund may also invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and with respect to the Money Market I Fund, the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.
Warrants and Rights
Each Fund, except the Global Strategy Fund, Large Cap Core Fund, Money Market I Fund and the International Government Bond Fund, may invest in or acquire warrants or rights to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.
When-Issued Securities
Each Fund, except the Money Market I Fund, may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund’s net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

INVESTMENT ADVISER
VALIC serves as investment adviser to all the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”) dated January 1, 2002, that was last approved by the Board of Directors on July 15, 2008. Under the Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value.
VALIC is a stock life insurance company organized on August 20, 1968, under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC’s sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”).
Pursuant to the Advisory Agreement, ARC I retains VALIC to manage its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which ARC I may need to continue operations. As permitted by the Advisory Agreement, VALIC has entered into sub-advisory agreements with various Sub-advisers, which agreements provide that the Sub-adviser will be responsible for the investment and reinvestment of the assets of a Fund, maintaining a trading desk, and placing orders for the purchase and sale of portfolio securities. The Advisory Agreement provides that ARC I pay all expenses not specifically assumed by VALIC under the Advisory Agreement. Examples of the expenses paid by ARC I include, but are not limited to, transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, and expenses of servicing shareholder accounts. ARC I shall allocate the foregoing expenses among the Funds and, to the extent that any of the foregoing expenses are allocated between the Funds and any other Funds or entities, such allocations shall be made pursuant to methods approved by the Board of Directors.
Investment advisory fees paid by ARC I for the last three fiscal years are shown in the table below.

	Investment Advisory Fees Paid for
	Fiscal Year Ended May 31,
Fund Name	2008	2007	2006
Asset Allocation Fund		$839,914	$866,480
Blue Chip Growth Fund		683,233	453,556
Broad Cap Value Income Fund#		199,137	9,661
Capital Conservation Fund		1,028,182	526,708
Core Equity Fund		3,518,560	3,998,680
Core Value Fund		1,814,300	1,785,110
Foreign Value Fund#		5,740,905	35,683
Global Equity Fund#		3,338,450	28,225
Global Social Awareness Fund		2,074,007	1,936,774
Global Strategy Fund#		2,175,095	24,084
Government Securities Fund		550,140	633,882
Growth & Income Fund		1,082,579	1,181,084
Growth Fund#		8,774,644	63,223
Health Sciences Fund		1,853,738	1,752,637
Inflation Protected Fund		80,819	74,276
International Equities Fund		2,859,410	2,154,718
International Government Bond Fund		679,693	715,772
International Growth I Fund		5,231,313	3,973,268
Large Cap Core Fund#		824,442	15,308
Large Capital Growth Fund		3,726,134	93,629
Mid Cap Index Fund		6,977,228	5,973,523
Mid Cap Strategic Growth Fund		2,195,367	92,859
Money Market I Fund		1,915,975	1,769,736
Nasdaq-100® Index Fund		331,360	364,668
Global Real Estate Fund*		—	—
Science & Technology Fund		8,479,688	10,180,678
Small Cap Aggressive Growth Fund#		433,993	13,776
Small Cap Fund		4,873,612	5,533,050
Small Cap Index Fund		3,222,205	2,722,782

	Investment Advisory Fees Paid for
	Fiscal Year Ended May 31,
Fund Name	2008	2007	2006
Small Cap Special Values Fund#		2,776,506	34,403
Small-Mid Growth Fund#		$1,439,746	$19,840
Stock Index Fund		11,960,893	11,632,438
Value Fund		836,431	992,248

#	Commenced operations on December 5, 2005.

*	Commenced operations on March 10, 2008.

For the last three fiscal years ended May 31, VALIC reimbursed the following amounts to the Funds pursuant to contractual expense caps:

	Amounts Reimbursed by VALIC For the Year
	Ended May 31,
Fund Name	2008	2007	2006
Blue Chip Growth Fund		$25,166	$377
Broad Cap Value Income Fund#		57,258	35,340
Core Equity Fund		242,707	235,879
Core Value Fund		213,987	210,090
Foreign Value Fund#		—	41,916
Global Equity Fund#		—	41,847
Global Real Estate Fund*		—	—
Global Strategy Fund#		—	41,148
Growth & Income Fund		64,783	64,363
Inflation Protected Fund		64,056	54,402
International Growth I Fund		574,560	774,597
Large Cap Core Fund#		66,191	34,642
Large Capital Growth Fund		—	73,951
Mid Cap Strategic Growth Fund		—	72,754
Money Market I Fund		—	90,067
Small Cap Aggressive Growth Fund#		77,415	35,391
Small Cap Fund		368,566	428,974
Small Cap Special Values Fund#		—	64,183
Small-Mid Growth Fund#		20,610	34,820
Value Fund#		3,840	35,626

#	Commenced operations on December 5, 2005.

*	Commenced operations on March 10, 2008.

VALIC has contractually agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown below. Fund expenses shall be limited for the Funds shown below (expressed as a percentage of average annual net assets) through September 30, 2009,.

		Expense Before
	Maximum Fund	Limitation
Fund	Expense	(as of May 31, 2008)
Blue Chip Growth Fund	0.85%
Broad Cap Value Income Fund	0.85%
Core Equity Fund	0.85%
Core Value Fund	0.83%
Foreign Value Fund	1.00%
Global Equity Fund	1.09%
Global Strategy Fund	0.80%
Growth & Income Fund	0.85%

		Expense Before
	Maximum Fund	Limitation
Fund	Expense	(as of May 31, 2008)
Growth Fund	0.95%
Inflation Protected Fund	0.65%
International Growth I Fund	1.01%
Large Cap Core Fund	0.85%
Large Capital Growth Fund*	0.80%
Mid Cap Strategic Growth Fund	0.85%
Money Market I Fund*	0.55%
Nasdaq-100 Index Fund*	0.55%
Global Real Estate Fund	0.95%
Small Cap Aggressive Growth Fund	1.00%
Small Cap Fund	0.95%
Small Cap Special Values Fund	0.90%
Small-Mid Growth Fund	1.00%
Value Fund	0.85%

*	Prior to October 1, 2007, the expense limitations for the Large Capital Growth and the Money Market I Fund were 0.85% and 0.56%, respectively. The Nasdaq-100 Index Fund did not have an expense limitation prior to October 1, 2007.
The Advisory Agreement requires that VALIC’s advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Advisory Agreement requires VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund’s benefits, and to advise ARC I’s Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund’s portfolio transactions or of other arrangements that may benefit any of the Funds or ARC I.
Code of Ethics
ARC I and VALIC have adopted an Investment Company and Investment Adviser Code of Ethics (the “VALIC Code”), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by “Access Persons” thereof. An Access Person as defined in the VALIC Code is (1) any trustee, director, officer, general partner or advisory person of ARC I or VALIC, (2) any trustee, director, officer or general partner of the underwriter, American General Distributors, Inc., who in the ordinary course of business makes, participates in, or obtains information regarding the purchase or sale of securities for ARC I or whose functions or duties as part of the ordinary course of business relate to the making of any recommendation to ARC I regarding the purchase or sale of securities, (3) any Supervised Person, as defined below, who has access to non-public information on VALIC’s purchase or sale of securities, or non-public information regarding the portfolio holdings of the Funds, (4) any Supervised Person who is involved in making securities recommendations to the Funds, or has access to such recommendations that are non-public, and (5) any other persons designated by the Review Officer (as defined in the VALIC Code) as having access to current trading information. A “Supervised Person” means VALIC’s partners, officers, directors and employees, and any other person who provide advice on behalf of VALIC and is subject to the VALIC’s supervision and control. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by VALIC, (ii) initial public offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Funds. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute’s Advisory Panel. VALIC reports to the Board of Directors on a quarterly basis, as to whether there were any reportable violations of the VALIC Code by Access Persons of ARC I or any Sub-adviser during the quarter.
Each of the Sub-advisers (including any sub-sub-adviser) has adopted a code of ethics. Provisions of a Sub-adviser’s code of ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Sub-adviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Fund managed by such Sub-adviser. Such provisions may be more restrictive than the provision set forth in the VALIC Code. Material violations of a Sub-adviser’s code of ethics will be reported to ARC I’s Board of Directors.

The VALIC Code can be reviewed and copied at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for more information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.
INVESTMENT SUB-ADVISERS
Subject to the control, supervision and direction of VALIC, sub-advisory services are provided as follows:

Fund Name	Sub-adviser Name
Asset Allocation Fund	AIG Global International Corporation (“AIGGIC”)
Blue Chip Growth Fund	T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Broad Cap Value Income Fund	Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”)
Capital Conservation Fund	AIGGIC
Core Equity Fund	BlackRock Investment Management, LLC (“BlackRock”)
Core Value Fund	American Century Investment Management, Inc. (“American Century”)
Foreign Value Fund	Templeton Global Advisers Ltd. (“Templeton Global”)
Global Equity Fund	Putnam Investment Management, LLC (“Putnam”)
Global Social Awareness Fund	AIGGIC
Global Strategy Fund	Franklin Advisers, Inc. (“Franklin Advisers”) and Templeton Investment Counsel, LLC (“Templeton Investment”)
Government Securities Fund	AIGGIC
Growth & Income Fund	AIG SunAmerica Asset Management Corp. (“AIG SAAMCo”)
Growth Fund	American Century and American Century Global Investment Management, Inc. (“American Century Global”)
Health Sciences Fund	T. Rowe Price
Inflation Protected Fund	AIGGIC
International Equities Fund	AIGGIC
International Government Bond Fund	AIGGIC
International Growth I Fund	American Century Global, Invesco Aim Capital Management, Inc. (“Invesco Aim”), and Massachusetts Financial Services Company (“MFS”)
Large Cap Core Fund	Evergreen Investment Management Company, LLC (“Evergreen”)
Large Capital Growth Fund	Invesco Aim and AIG SAAMCo
Mid Cap Index Fund	AIGGIC
Mid Cap Strategic Growth Fund	Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”) and Brazos Capital Management, LP (“Brazos”)
Money Market I Fund	AIG SAAMCo
Nasdaq-100® Index Fund	AIGGIC
Global Real Estate Fund	Invesco Aim (including Invesco Institutional (N.A.), Inc. (“Invesco”), as sub-sub-adviser) and Goldman Sachs Asset Management, L.P.
Science & Technology Fund	RCM Capital Management LLC (“RCM Capital”), T. Rowe Price and Wellington Management Company, LLP (“Wellington Management”)
Small Cap Aggressive Growth Fund	Wells Capital Management Incorporated (“WellsCap”)
Small Cap Fund	Bridgeway Capital Management, Inc. (“Bridgeway Capital”), Invesco Aim and T. Rowe Price
Small Cap Index Fund	AIGGIC
Small Cap Special Values Fund	Evergreen and Putnam
Small-Mid Growth Fund	Evergreen
Stock Index Fund	AIGGIC
Value Fund	OppenheimerFunds, Inc. (“Oppenheimer”)
Pursuant to the Sub-advisory Agreements VALIC has with each of the Sub-advisers and subject to VALIC’s oversight, the Sub-advisers will manage the investment and reinvestment of the assets of each Fund, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in each Fund. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for each Fund, establish accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.
VALIC pays each Sub-adviser a monthly fee with respect to each Fund for which such Sub-adviser performs services, computed on average daily net assets. VALIC relies on an exemptive order that, among other things permits ARC I to disclose to shareholders the Sub-advisers’ fees only in the aggregate for each Fund other than for those Funds managed by AIGGIC and AIG SAAMCo, both affiliated Sub-advisers. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by VALIC to the Sub-adviser for each Fund may vary according to the level of assets of each Fund. For the fiscal year ended May 31, 2008, VALIC paid fees to the Sub-advisers equal to the following aggregate annual rates, expressed as a percentage of the assets of each Fund:

Aggregate Subadvisory
Fund Name	Fee Rate
Asset Allocation Fund
Blue Chip Growth Fund
Broad Cap Value Income Fund
Capital Conservation Fund
Core Equity Fund
Core Value Fund
Foreign Value Fund
Global Equity Fund
Global Social Awareness Fund
Global Strategy Fund
Government Securities Fund
Growth & Income Fund
Growth Fund
Health Sciences Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100R Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund
For the last three fiscal years ended May 31, VALIC paid the Sub-advisers fees for the services rendered and expenses paid by the Sub-advisers as shown below.

Fund	Sub-adviser	2008	2007	2006
Asset Allocation Fund	AIGGIC		$419,957	$433,240
Blue Chip Growth Fund	T. Rowe Price		335,619	219,204
Broad Cap Value Income Fund[5]	BHMS		172,068	9,661
Capital Conservation Fund	AIGGIC		510,304	263,354
Core Equity Fund[7]	BlackRock		364,102	—
	Wellington Management	—	426,176	635,232
	Edge Asset Management ("EAM")	—	493,442	715,635
Core Value Fund	American Century		1,017,493	1,002,330
Foreign Value Fund[5]	Templeton Global		3,216,473	32,098

Fund	Sub-adviser	2008	2007	2006
Global Equity Fund[5]	Putnam		1,854,878	17,697
Global Social Awareness Fund	AIGGIC		1,037,003	968,387
Global Strategy Fund[5]	Franklin Advisers		588,591	6,625
	Templeton Investment		1,151,486	12,642
Government Securities Fund	AIGGIC		275,070	316,941
Growth & Income Fund	AIG SAAMCo		360,859	393,695
Growth Fund[5]	American Century		5,553,878	42,112
Health Sciences Fund	T. Rowe Price		1,098,097	1,028,151
Inflation Protected Fund	AIGGIC		40,410	37,138
International Equities Fund	AIGGIC		$943,764	$661,901
International Government Bond Fund	AIGGIC		339,847	357,887
International Growth I Fund[2]	American Century Global		1,807,888	1,443,165
	Invesco Aim		758,149	532,033
	MFS		753,460	528,252
Large Cap Core Fund[5]	Evergreen		442,988	8,747
Large Capital Growth Fund	Invesco Aim		1,218,172	29,689
	AIG SAAMCo		1,215,110	28,843
Mid Cap Index Fund	AIGGIC		533,193	452,882
Mid Cap Strategic Growth Fund	Brazos		700,726	28,899
	Van Kampen		732,605	30,991
Money Market I Fund	AIG SAAMCo		574,793	489,498
Nasdaq-100® Index Fund	AIGGIC		124,260	136,750
Global Real Estate Fund[4]	Invesco Aim/Invesco		—	—
	GSAM		—	—
Science & Technology Fund[3]	RCM Capital		1,374,586	1,063,987
	T. Rowe Price		3,726,049	5,555,946
	Wellington Management		278,815	—
Small Cap Aggressive Growth Fund[5]	Credit Suisse Asset Mgmt LLC	—	125,088	8,914
	WellsCap[6]		155,731	—
Small Cap Fund[1]	Invesco Aim		—	—
	American Century		1,254,475	1,261,722
	Bridgeway		256,181	—
	Franklin Portfolio		738,683	1,037,844
	T. Rowe Price		961,897	1,247,638
Small Cap Index Fund	AIGGIC		232,776	192,823
Small Cap Special Values Fund[5]	Evergreen		1,034,501	13,752
	Putnam		1,124,804	14,918
Small-Mid Growth Fund[5]	Evergreen		946,909	14,005
Stock Index Fund	AIGGIC		700,222	668,434
Value Fund	Oppenheimer		482,557	572,451

1	Effective October 1, 2006, Bridgeway was added as a co-subadviser to the Small Cap Fund. Effective March 10, 2008, Invesco Aim was added as a co-sub-adviser of the Small Cap Fund replacing American Century and Franklin Portfolio.

2	Effective June 20, 2005, Invesco Aim and MFS were added as co-sub-advisers to the International Growth I Fund.

3	Effective September 19, 2005, RCM Capital was added as a co-sub-adviser to the Science & Technology Fund. Effective January 29, 2007, Wellington Management was added as a co-subadviser to the Science & Technology Fund.

4	The Fund commenced operations on March 10, 2008.

5	The Fund commenced operations on December 5, 2005.

6	Effective November 5, 2006, WellsCap replaced Credit Suisse Asset Management, LLC as sub-adviser of the Small Cap Aggressive Growth Fund.

7	Effective March 5, 2007, BlackRock replaced Wellington and EAM as sub-adviser of the Core Equity Fund.
For the last three fiscal years ended May 31, VALIC retained the following amounts after the payment of subadvisory fees:

	Fees Retained by VALIC for
	Fiscal Year Ended May 31,
Fund Name	2008	2007	2006
Asset Allocation Fund		419,957	$433,240
Blue Chip Growth Fund		347,614	234,352
Broad Cap Value Income Fund#		27,068	—

	Fees Retained by VALIC for
	Fiscal Year Ended May 31,
Fund Name	2008	2007	2006
Capital Conservation Fund		517,878	263,354
Core Equity Fund		2,234,841	2,647,813
Core Value Fund		796,806	782,780
Foreign Value Fund#		2,254,432	3,585
Global Equity Fund#		1,483,572	10,528
Global Social Awareness Fund		1,037,003	968,387
Global Strategy Fund#		435,019	4,817
Government Securities Fund		275,070	316,941
Growth & Income Fund		721,719	787,389
Growth Fund#		3,220,766	21,111
Health Sciences Fund		755,641	724,486
Inflation Protected Fund		40,410	37,138
International Equities Fund		1,915,646	1,492,817
International Government Bond Fund		339,847	357,885
International Growth I Fund		1,911,815	1,469,818
Large Cap Core Fund#		381,454	6,561
Large Capital Growth Fund		1,292,852	35,097
Mid Cap Index Fund		6,444,034	5,520,641
Mid Cap Strategic Growth Fund		762,036	32,969
Money Market I Fund		1,341,183	1,280,238
Nasdaq-100R Index Fund		207,100	227,918
Global Real Estate Fund*		—	—
Science & Technology Fund		3,100,238	3,560,745
Small Cap Aggressive Growth Fund#		153,174	4,862
Small Cap Fund		1,662,377	1,985,846
Small Cap Index Fund		2,989,428	2,529,959
Small Cap Special Values Fund#		617,201	5,733
Small-Mid Growth Fund#		492,836	5,835
Stock Index Fund		11,260,671	10,964,004
Value Fund		353,875	419,797

#	Commenced operations on December 5, 2005.

*	Commenced operations on March 10, 2008.

American Century and American Century Global, respectively, are direct and indirect subsidiaries of American Century Companies, Inc. AIGGIC is an indirect wholly-owned subsidiary of AIG. AIG SAAMCo is an indirect wholly-owned subsidiary of AIG. BHMS is a wholly owned subsidiary of Old Mutual Asset Management, which is a wholly owned subsidiary of Old Mutual plc. BlackRock is a subsidiary of BlackRock, Inc., a global investment manager. Merrill Lynch & Co., Inc., a publicly traded financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated, owns approximately 49% of BlackRock, Inc., The PNC Financial Services Group, Inc., a publicly financial services company, owns approximately 34% and approximately 17% is held by employees and public shareholders. Brazos is an indirect wholly-owned subsidiary of AIG. Bridgeway Capital is a privately-owned Texas corporation that is majority owned by John Montgomery and his family. Evergreen is an indirect wholly-owned subsidiary of Wachovia Corporation. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (known as “Franklin Templeton Investments”). Brazos is an indirect majority-owned subsidiary of AIG. GSAM is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. Invesco Aim and Invesco are indirect wholly-owned subsidiaries of Invesco Ltd. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Oppenheimer is a wholly-owned subsidiary of MassMutual Financial Group. Putnam is a majority-owned subsidiary of Great West Lifeco, Inc., which in turn is an indirect, majority-owned subsidiary of Power Corporation of Canada. RCM Capital is an indirect wholly-owned subsidiary of Allianz SE. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc. Templeton Global and Templeton Investment are wholly owned subsidiaries of Franklin Templeton Investments. Van Kampen is a direct subsidiary of Morgan Stanley. Wellington Management is a Massachusetts limited liability partnership owned entirely by its 98 partners. WellsCap is a wholly-owned subsidiary of Wells Fargo Bank, N.A, which in turn is wholly owned by Wells Fargo & Company, a publicly listed company.

SERVICE AGREEMENTS
Service Agreements with Affiliates
ARC I has entered into an Administrative Services Agreement with AIG SAAMCo to provide certain accounting and administrative services to the Funds. Pursuant to the Administrative Services Agreement, AIG SAAMCo provides administrative services to the Board of Directors, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Pursuant to the Administrative Services Agreement, ARC I pays AIG SAAMCo an annual fee of 0.07% based on average daily net assets. These fees are paid directly by the Funds.
For the last three fiscal years ended May 31, the Funds paid AIG SAAMCo the following administrative services fees under the Administrative Services Agreement. No fees are shown for the fiscal periods in which the Funds did not exist.

Fund Name	2008	2007	2006
Asset Allocation Fund		$117,588	$121,307
Blue Chip Growth Fund		59,783	39,686
Broad Cap Value Income Fund#		19,914	966
Capital Conservation Fund		143,946	73,739
Core Equity Fund		316,732	357,243
Core Value Fund		164,936	162,283
Foreign Value Fund#		566,295	3,595
Global Equity Fund#		295,976	2,478
Global Social Awareness Fund		290,361	271,148
Global Strategy Fund#		304,513	3,372
Government Securities Fund		77,020	88,744
Growth & Income Fund		101,041	110,234
Growth Fund#		747,294	5,360
Health Sciences Fund		129,762	122,685
Inflation Protected Fund		11,315	10,398
International Equities Fund		660,635	463,331
International Government Bond Fund		95,157	100,208
International Growth I Fund		400,073	297,606
Large Cap Core Fund#		82,444	1,531
Large Capital Growth Fund		407,546	9,641
Mid Cap Index Fund		1,813,676	1,532,586
Mid Cap Strategic Growth Fund		222,963	9,316
Money Market I Fund		335,296	285,541
Nasdaq-100® Index Fund		57,988	63,817
Global Real Estate Fund*		—	—
Science & Technology Fund		677,739	808,339
Small Cap Aggressive Growth Fund#		35,741	1,134
Small Cap Fund		393,629	443,887
Small Cap Index Fund		762,217	622,379
Small Cap Special Values Fund#		259,141	3,211
Small-Mid Growth Fund#		118,567	1,634
Stock Index Fund		3,501,554	3,279,040
Value Fund		75,064	89,048

#	Commenced operations December 5, 2005.

*	Commenced operations March 10, 2008..

ARC I has entered into a Transfer Agency and Service Agency Agreement with VALIC to provide transfer agent services to the Funds. Transfer agent services also include shareholder servicing and dividend disbursements and are provided to ARC I at cost.

For the last three fiscal years ended May 31, the Funds paid VALIC the following transfer agent fees under the Transfer Agency and Service Agreement. No fees are shown for the fiscal periods in which the Funds did not exist.

Fund Name	2008	2007	2006
Asset Allocation Fund		$1,302	$1,287
Blue Chip Growth Fund		1,302	1,288
Broad Cap Value Income Fund#		1,029	410
Capital Conservation Fund		1,302	1,288
Core Equity Fund		1,632	1,717
Core Value Fund		1,302	1,288
Foreign Value Fund#		1,029	410
Global Equity Fund#		1,450	543
Global Social Awareness Fund		1,302	1,288
Global Strategy Fund#		1,029	410
Government Securities Fund		1,632	1,717
Growth & Income Fund		1,302	1,288
Growth Fund#		1,450	543
Health Sciences Fund		1,302	1,288
Inflation Protected Fund*		960	526
International Equities Fund		10,900	11,432
International Government Bond Fund		678	429
International Growth I Fund		972	858
Large Cap Core Fund#		1,029	410
Large Capital Growth Fund*		1,383	645
Mid Cap Index Fund		10,909	12,249
Mid Cap Strategic Growth Fund*		1,683	645
Money Market I Fund		13,180	14,949
Nasdaq-100® Index Fund		7,781	8,000
Global Real Estate Fund*		—	—
Science & Technology Fund		8,416	9,450
Small Cap Aggressive Growth Fund#		1,029	410
Small Cap Fund		1,387	1,204
Small Cap Index Fund		8,856	9,376
Small Cap Special Values Fund#		1,029	410
Small-Mid Growth Fund#		1,029	410
Stock Index Fund		14,058	15,302
Value Fund		972	858

#	Commenced operations on December 5, 2005.

*	Commenced operations on March 10, 2008.

PORTFOLIO MANAGERS
Other Accounts
The portfolio managers primarily responsible for the day-to-day management of the Funds, as provided in the Prospectus (“Portfolio Managers”), are often engaged in the management of various other accounts. The total number of other accounts managed by each Portfolio Manager (whether managed as part of a team or individually) and the total assets in those accounts, as of May 31, 2008, is provided in the table below. If applicable, the total number of accounts and total assets in accounts that have an advisory fee which is all or partly based on the account’s performance is provided in parentheses.

Other Accounts
(As of May 31, 2008)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Fund	Sub-adviser	Portfolio Manager	Accounts	($ millions)	Accounts	($millions)	Accounts	($millions)
Asset Allocation Fund	AIGGIC	Kurtz, James
Cai, Lan
Campion, Timothy
Kelly, Michael
Kloss, Michael
Vanden Assem, Robert

Blue Chip Growth Fund	T. Rowe Price	Puglia, Larry

Broad Cap Value	BHMS	Culler, Timothy
Income Fund		Giambrone, Mark
Barrow, James
Chambers, Robert
Englander, Richard
Nixon, J. Ray

Capital Conservation Fund	AIGGIC	Petermann, Bryan
Yovanovic, John
Lindvall, Tim
Davis, Raphael
Vanden Assem, Robert

Core Equity Fund	BlackRock	Doll, Robert C.
Rendino, Kevin
Martorelli, Robert

Core Value Fund	American	Borgwardt, Kurt
	Century	Pang, Lynette
Schniedwind, John
Zhang, Zili
Healy, Brendan
Ritter, Charles

Foreign Value Fund	Templeton	Everett, Jeffrey
	Global	Murchison, Murdo
Myers, Lisa

Global Equity Fund	Putnam	Makino, Shigeki
Greenleaf, Bradford

Global Social	AIGGIC	Azema-Barac, Magali
Awareness Fund		Cai, Lan
Campion, Timothy
Kelly, Michael
Samonov, Mikhail

Other Accounts
(As of May 31, 2008)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Fund	Sub-adviser	Portfolio Manager	Accounts	($ millions)	Accounts	($millions)	Accounts	($millions)

Global Strategy Fund	Templeton	Nori, Peter
	Investment	Nagle, Matt
Sadler, Tina

	Franklin Advisers	Hasenstab, Michael

Government Securities Fund	AIGGIC	Cheah, Michael	3	683	—	—	—	—

Growth & Income Fund	AIG SAAMCo	Neimeth, Steve	7	545	—	—	—	—

Growth Fund	American	Ertley, Brian
	Century	LeGard, E.A. Prescott
Martin, William
Pang, Lynette
Woodhams, Gregory

	American	Creveling, Keith
	Century Global	O'Donnell, Helen

Health Sciences Fund	T. Rowe Price	Jenner, Kris

Inflation Protected Fund	AIGGIC	Vanden Assem, Robert

International Equities Fund	AIGGIC	Kurtz, James
Cai, Lan
Campion, Timothy
Haneda, Shinichi
Skalicky, Steve
Toohey, John

International Government Bond Fund	AIGGIC	King, Anthony
Mittal, Rajeev

International Growth I Fund	AIM	Olsson, Clas
Sides, Barrett
Holzer, Jason
Cao, Shuxin (Steve)
Dennis Matthew

	American Century Global	Tedder, Alexander
Creveling, Keith

	MFS	Mannheim, David
Smith, Marcus

Large Cap Core Fund	Evergreen	McCormick, Walter

Large Capital Growth Fund	AIM	Keeling, Geoffrey
Shoss, Robert

	AIG SAAMCo	Massey, John	4	192	—	—	—	—

Mid Cap Index Fund	AIGGIC	Kurtz, James
Campion, Timothy
Skalicky, Steve
Toohey, John

Mid Cap Strategic	Brazos	Allocco, Michael
Growth Fund

Other Accounts
(As of May 31, 2008)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Fund	Sub-adviser	Portfolio Manager	Accounts	($ millions)	Accounts	($millions)	Accounts	($millions)
	Van Kampen	Lynch, Dennis
Cohen, David
Norton, Alexander
Chainani, Sandeep

Money Market I Fund	AIG SAAMCo	Not Applicable

Nasdaq-100® Index Fund	AIGGIC	Kurtz, James
Campion, Timothy
Skalicky, Steve
Toohey, John

Global Real Estate	Invesco Aim/Invesco	Blackburn, Mark
Curbo, Paul.
Rodriguez, Jr., Joe
Trowbridge, James
Wang, Ping-Ying

	GSAM	Howard-Johnson, Mark
Kruth, David
Hannon, Timothy

Science & Technology Fund	T. Rowe Price	Sola, Michael

	RCM Capital	Price, Jr., Walter
Chen, Huachen

	Wellington	Averill, John
	Management	Glazer, Bruce
Killian, Anita
Stromquist, Eric
Simpson, Scott

Small Cap Aggressive	WellsCap	Philpott, Jerome "Cam"	4	1,085	2	76	14	1,433
Growth Fund		Roberts, Stuart

Small Cap Fund	Invesco Aim	Ellis, Juliet
Hartsfield, Juan

	Bridgeway Capital	Montgomery, John	16	5,212	—	—	44	462

	T. Rowe Price	McCrickard, Gregory

Small Cap Index Fund	AIGGIC	Kurtz, James
Campion, Timothy
Skalicky, Steve
Toohey, John

Small Cap Special Values Fund	Evergreen	Tringas, James
	Putnam	Shadek, Jr., Edward T.
Petro, Michael

Small-Mid Growth Fund	Evergreen	Freeman, Linda
Drummond, Jeff
Rick, Edward
Harrrison, Jeffrey
Carder, Paul
Doerr, Kenneth.

Other Accounts
(As of May 31, 2008)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Fund	Sub-adviser	Portfolio Manager	Accounts	($ millions)	Accounts	($millions)	Accounts	($millions)
Evans, Lori
Johnson, Julian
Junkin, Robert

Stock Index Fund	AIGGIC	Kurtz, James
Campion, Timothy
Skalicky, Steve
Toohey, John

Value Fund	Oppenheimer	Leavy, Christopher
Potential Conflicts of Interest
As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for multiple clients, including affiliated clients, (“Other Client Accounts”) in addition to the Funds. In certain instances, conflicts may arise in their management of a Fund and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations.
•	Trade Allocations. One situation where a conflict may arise between the Fund and Other Client Accounts is in the allocation of trades among the Fund and the Other Client Accounts. For example, a Sub-adviser may determine that there is a security that is suitable for a Fund as well as for Other Client Accounts which have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the value of securities held by the Fund. The Funds and the Sub-adviser have adopted policies and procedures regarding the allocation of trades and brokerage, which the Fund and sub-adviser believe address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). The policies and procedures generally require that securities be allocated among the Funds and Other Client Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

•	Allocation of Portfolio Managers’ Time. The Portfolio Managers’ management of the Funds and Other Client Accounts may result in the Portfolio Manager devoting a disproportionate amount of time and attention to the management of a Fund and Other Client Accounts if the Funds and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, the Advisers seek to manage such competing interests for the time and attention of the Portfolio Managers. Although the Advisers do not track the time a Portfolio Manager spends on the Fund or a single Other Client Account, AIGGIC does periodically assess whether a Portfolio Manager has adequate time and resources to effectively manage all of such Portfolio Manager’s accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Manager may favor one employer over the other (or Other Accounts) causing a conflict of interest.
•	Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, the Advisers’ and Sub-advisers’ Codes of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Adviser’s and Sub-adviser’s Codes of Ethics will eliminate such conflicts.

Other than the conflicts described above, ARC I is not aware of any material conflicts that may arise in the connection with each Sub-adviser’s management of the Funds investments and such Other Accounts. We believe the sub-advisers have adopted procedures reasonably designed to ensure that the Portfolio Managers meet their fiduciary obligations to the Funds for whom they serve as Portfolio Managers and treat every Fund they sub-advise fairly and equitably over time.
Compensation
          Pursuant to the Sub-advisory Agreements, each Sub-adviser is responsible for paying its own expenses in connection with the management of the Funds, including the compensation of its Portfolio Managers. The structure and method of compensation of the Portfolio Managers, organized by Sub-adviser, is described below.
AIGGIC
Compensation for AIGGIC Portfolio Managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a Portfolio Manager’s individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a Portfolio Manager’s funds; (2) 20% is based on AIGGIC’s profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a Portfolio Manager may vary according to the day-to-day responsibilities of a particular Portfolio Manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.
AIG SAAMCo
AIG SunAmerica believes it offers a highly competitive compensation structure that enables it to attract and retain highly qualified investment professionals. SunAmerica’s portfolio managers’ compensation has both a salary and bonus component. The salary is a fixed annual salary, and is not based on performance. The bonus component is discretionary and based on both a Portfolio’s individual performance and the organizational performance of SunAmerica and the investment department.
The most significant component of the portfolio managers’ total eligible bonus is determined by fund performance. It is determined by the Portfolio’s total return, net of fees, relative to the one-year and three-year Lipper rankings (Growth & Income Fund: Lipper Large Cap Core Category; and Large Capital Growth Fund: Lipper Large Capital Growth Category). The organizational performance component of the portfolio manager’s bonus is driven by: (1) overall profitability of SunAmerica; (2) the portfolio manager’s overall engagement of the investment process; (3) the construction of the manager’s portfolio and exposure to risk; and (4) the portfolio manager’s participation in other activities on behalf of SunAmerica. A portion of the bonus is deferred for three years and may be invested, at the direction of the portfolio manager, into a variety of the firm’s fund offerings, including funds managed by the portfolio manager. In addition, SunAmerica may award restricted stock units to a portfolio manager who consistently meets or exceeds relative performance criteria.

Invesco AIM/Invesco
Invesco AIM and Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain higher-caliber investment professionals. Portfolio Managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package and a relocation package if such benefit is applicable. Portfolio Manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco AIM and Invesco evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each Portfolio Manager’s compensation consists of the following five elements:

•	Base salary. Each Portfolio Manager is paid a base salary. In setting the base salary, Invesco AIM’s and Invesco’s intention is to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

•	Annual bonus. Each Invesco AIM Portfolio Manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a Portfolio Manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a Portfolio Manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary determined by Invesco AIM and takes into account other subjective factors.

Each Invesco Portfolio Manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager’s base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team’s investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by Invesco’s Chief Investment Officer and Chief Executive Officer.

•	Equity-based compensation. Portfolio Managers may be awarded options to purchase common shares of Invesco Ltd. stock from pools determined from time to time by the Remuneration Committee of the Invesco Ltd. Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

•	Participation in group insurance programs. Portfolio Managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

•	Participation in deferred compensation plan. Portfolio Managers are eligible to participate in a non-qualified deferred compensation plan, which affords participation employees the tax benefits of deferring the receipt of a portion of their cash compensation.
Portfolio Managers also participate in benefit plans and programs available generally to all employees.
American Century/ American Century Global

American Century Portfolio Manager compensation is structured to align the interests of Portfolio Managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
▪	Base Salary. Portfolio Managers receive base pay in the form of a fixed annual salary.

▪	Bonus. A significant portion of Portfolio Manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark (Core Value Fund: S&P 500 Index; International Growth I Fund: MSCI EAFE Index; Small Cap Fund: Russell 2000® Index; and Growth Fund: Russell 1000® Index). Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund’s true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a Portfolio Manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the Portfolio Manager’s level of responsibility.
With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio’s performance as closely as possible. This is the case for the International Growth I Fund and the Small Cap Fund. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case of the Core Value Fund and the Growth Fund.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the Portfolio Manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some Portfolio Managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.
Finally, Portfolio Manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (“ACC”), the adviser’s privately-held parent company. This feature has been designed to maintain investment performance as the primary component of Portfolio Manager bonuses while also providing a link to the adviser’s ability to pay.
▪	Restricted Stock Plans. Portfolio Managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

▪	Deferred Compensation Plans. Portfolio Managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the Portfolio Manager chooses to invest them.

BHMS
In addition to base salary, all Portfolio Managers and analysts share in a bonus pool that is distributed semi-annually.  Analysts and Portfolio Managers are rated on their value added to the team-oriented investment process.  Overall compensation applies with respect to distinct accounts managed by a Portfolio Manager. Compensation is not tied to a published or private benchmark.  It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.
The compensation of Portfolio Managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a Portfolio Manager and Portfolio Managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.
BlackRock
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.
Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund(s) is not the primary driver of his compensation.
Base Compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary Incentive Compensation. Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.  BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated.  With respect to the portfolio managers, such benchmarks for the Core Equity Fund include the Russell 1000® Index.
Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Long-Term Retention and Incentive Plan (“LTIP”) —The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.
Deferred Compensation Program —A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other proprietary mutual funds. Each portfolio manager has participated in the deferred compensation program.
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income.  The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio.  The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date.  Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000.  Each portfolio manager is eligible to participate in these plans.
Brazos
Compensation for Brazos Portfolio Managers is comprised of a base salary, participation in performance-based bonus plans, and employment benefits including a 401(k) plan and a traditional pension plan. Each Portfolio Manager has the same base salary and participates in certain incentive-based bonus plans designed to reward the top Portfolio Manager(s). The first bonus plan is a plan whereby each Portfolio Manager receives a bonus for each product which exceeds the performance of its benchmark for the applicable quarter (Mid Cap Strategic Growth Fund: Russell Mid Cap Growth Index).

Bridgeway Capital
The objective of Bridgeway Capital’s compensation program is to provide pay and long-term compensation for its employees (who are all referred to as “partners”) that is competitive with the mutual fund/investment advisory market relative to Bridgeway Capital’s size and geographical location. Bridgeway Capital evaluates competitive market compensation by reviewing compensation survey results conducted by independent third parties involved in investment industry compensation.
The members of Bridgeway Capital’s investment management team, including John Montgomery, participate in a compensation program that includes base salary, bonus and long-term incentives. Each member’s base salary is a function of industry salary rates and individual performance as measured against yearly goals. These goals typically include measures for integrity, communications (internal and external), team work, leadership and investment performance of their respective funds. The bonus portion of compensation also is a function of industry salary rates as well as the overall profitability of Bridgeway Capital relative to peer companies. Bridgeway Capital’s profitability is primarily affected by a) assets under management, b) management fees, for which some actively managed mutual funds have performance based fees relative to stock market benchmarks (Small Cap Fund: Russell 2000R® Index), c) operating costs of Bridgeway Capital and d) because Bridgeway Capital is an S-corporation, the amount of distributions to be made by Bridgeway Capital to its shareholders at least sufficient to satisfy the payment of taxes due on Bridgeway Capital’s income that is taxed to its shareholders under Subchapter S of the Internal Revenue Code.
Finally, all investment management team members participate in long-term incentive programs including a 401(k) Plan and ownership programs in Bridgeway Capital. With the exception of John Montgomery, investment team members (as well as all of Bridgeway Capital’s partners) participate in an Employee Stock Ownership Program or Phantom Stock Program of Bridgeway Capital. The value of this ownership is a function of the profitability and growth of Bridgeway Capital. Bridgeway Capital is an “S” Corporation with John Montgomery as the majority owner. Therefore, Mr. Montgomery does not participate in the ESOP, but the value of his ownership stake is impacted by the profitability and growth of Bridgeway Capital. However, by policy of Bridgeway Capital, John Montgomery may only receive distributions from Bridgeway Capital in an amount equal to the taxes incurred from his corporate ownership due to the “S” corporation structure.
Evergreen
Evergreen Portfolio Managers’ compensation consists primarily of a base salary and an annual bonus. Each Portfolio Manager’s base salary is reviewed annually and adjusted based on consideration of various factors specific to the individual Portfolio Manager, including, among others, experience, quality of performance record and breadth of management responsibility, and based on a comparison to competitive market data provided by external compensation consultants. The annual bonus pool for Portfolio Managers and other employees that are eligible to receive bonuses is determined based on the overall profitability of the firm during the relevant year.
The annual bonus has an investment performance component, which accounts for a majority of the annual bonus and a subjective evaluation component. The bonus is typically paid in a combination of cash and equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, Evergreen’s publicly traded parent company. The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the Portfolio Managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%.
In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the Portfolio Manager, with the weighting done based on the amount of assets the Portfolio Manager is responsible for in each such product. For example, if a Portfolio

Manager was to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets. For example, a very small fund’s weight within a composite may be increased to create a meaningful contribution.
To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. A Portfolio Manager has the opportunity to maximize the investment component of the incentive payout by generating performance at or above the 25th percentile level.
In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.
The investment performance component of each Portfolio Manager’s bonus was determined based on comparisons to the benchmarks (either to the individual benchmark or one or more composites of all or some of such benchmarks) indicated below. The benchmarks may change on an annual basis for purposes of calculating bonus compensation.

Portfolio Manager	Incentive Benchmarks
Walter T. McCormick	Lipper Large Cap Core
Lipper Large Cap Growth
Lipper Large Cap Equity Income
Lipper Utility
Lipper Multi-Cap Growth
Lipper Large Cap Value
Lipper Utility

William E. Zieff	Lipper Large Cap Core
Lipper S&P 500 Index Objective
Lipper Global Large-Cap Core
Lipper Multi-Cap Value
Lipper Small-Cap Growth Funds
Callan Large Cap Core — Mutual Funds
Callan Large Cap Core — Institutional Funds

James M. Tringas	Lipper Small Cap Value
Lipper Mid-Cap Value
In addition, Portfolio Managers may participate, at their election, in various benefits programs, including the following: medical, dental, vision and prescription benefits, life, disability and long-term care insurance, before-tax spending accounts relating to dependent care, health care, transportation and parking, and various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.
These benefits are broadly available to Evergreen employees. Senior level employees, including many Portfolio Managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.
Franklin Advisers

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio Managers receive a base salary, a cash bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio Manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a Portfolio Manager’s level of responsibility and Franklin Templeton guidelines. Portfolio Managers are provided no financial incentive to favor one fund or account over another. Each Portfolio Manager’s compensation consists of the following three elements:
Base salary. Each Portfolio Manager is paid a base salary.
Annual bonus. Annual bonuses are structured to align the interests of the Portfolio Managers with those of a Fund’s shareholders. Each Portfolio Manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).
The deferred equity-based compensation is intended to build a vested interest of the Portfolio Manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the Portfolio Manager achieving consistently strong investment performance, which aligns the financial incentives of the Portfolio Manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in granting annual bonuses to Portfolio Managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment Performance. Primary consideration is given to the historic investment performance of all accounts managed by the Portfolio Manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate (Global Strategy Fund: Lipper Global Flexible Portfolio Category, MSCI All Country World Index, MSCI Fixed Income Index, and JP Morgan Global Government Bond Index).

•	Non-Investment Performance. The more qualitative contributions of a Portfolio Manager to a manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

•	Responsibilities: The characteristics and complexity of funds managed by the Portfolio Manager are factored in the manager’s appraisal.

Additional long term equity-based compensation. Portfolio Managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio Managers also participate in benefit plans and programs available generally to all employees of the manager.
All Portfolio Managers are also eligible to participate in the FPA Long Term Investment Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of FPA (capped at 20% per year). Management has discretion with respect to actual participation and award size.
Mellon Elective Deferred Compensation Plan

Portfolio Managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon’s elective deferred compensation plan.
GSAM
GSAM and its Real Estate Securities Team’s (“REIT Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; the REIT Team’s total revenues for the past year which is derived from advisory fees; his or her contribution to the overall performance of the strategy; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual portfolio manager’s compensation depends on his or her contribution to the REIT strategy as well as his or her ability to work as a member of the Team.
The performance bonus for portfolio managers is significantly influenced by the following criteria: (i) overall portfolio performance; (ii) consistency of performance across accounts with similar profiles; (iii) compliance with risk budgets; and (iv) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the REIT Team are also considered when the amount of performance bonus is determined: (i) whether the Team’s performance exceeded performance benchmark over a three-year period; (ii) whether the Team performed consistently with objectives and client commitments; and (iii) whether the Team achieved top tier rankings and ratings.
Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
MFS
Portfolio Manager total cash compensation is a combination of base salary and performance bonus:
• Base Salary. Base salary represents a smaller percentage of Portfolio Manager total cash compensation (generally below 33%) than incentive compensation.
• Performance Bonus. Generally, incentive compensation represents a majority of Portfolio Manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over a one-, three-, and five-year period relative to peer group universes and/or indices. As of December 31, 2007, the following benchmarks were used:
[CHART OUTLINING PM BENCHMARKS WILL BE AVAILABLE IN THE NEAR FUTURE]

Additional or different benchmarks, including versions of indices and custom indices, may be used. Primary weight is given to portfolio performance over three-year and five-year time periods with lesser consideration given to portfolio performance over a one-year period (adjusted as appropriate if the portfolio manager has served for less than five years).
The qualitative portion is based on the results of an annual internal peer review process (conducted by other Portfolio Managers, analysts and traders) and management’s assessment of overall Portfolio Manager contributions to investor relations and the investment process (distinct from fund and other account performance).
Portfolio Managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.
Finally, Portfolio Managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any Portfolio Manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.
Oppenheimer
As indicated in the Other Accounts table above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as or different from, the Fund’s investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager’s compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund’s Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.
Compensation of the Portfolio Managers. The Fund’s Portfolio Manager is employed and compensated by the Manager, not the Fund. Under the Manager’s compensation program for its Portfolio Managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the Portfolio Managers’ and analysts’ interests with the success of the funds and accounts and their investors. The manager’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of May 31, 2008, the Portfolio Manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the manager’s holding company parent. Senior Portfolio Managers may also be eligible to participate in the manager’s deferred compensation plan.
The base pay component of each Portfolio Manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management (Value Fund: Lipper Large Cap Value Category). Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager’s compensation is not based on the total value of the Fund’s portfolio assets, although the Fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.
Putnam
Putnam believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. Performance is measured against comparable peer funds and products.
The portion of the incentive compensation pool available to an investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

•	Consistent performance means being above median over one year.

•	Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

•	Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

For performance comparisons the following peer groups/indices are used: Global Equity Fund: Lipper Global Large-Cap Core Category and MSCI World Index, and Small Cap Special Values Fund: Lipper Small-Cap Value Category and the Russell 2000 Value Index
In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund’s Portfolio Leader(s) and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.
RCM Capital
The most valuable asset of RCM is our staff, therefore we make every effort to attract, retain and motivate talented, dedicated professionals. RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of our staff with the investment results generated on behalf of our clients. RCM’s compensation strategy begins by preparing “best in class” benchmarks for each professional in the firm. The overwhelming factor affecting compensation for Portfolio Managers and analysts is a quantitative measurement of overall team performance for clients relative to peers and appropriate benchmarks on both a one and three year basis.  In addition, analysts are evaluated on their ability to successfully advocate and influence Portfolio Manager investment decisions.
RCM compensates the portfolio managers of the ARC I Science & Technology Fund under a program consisting of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”). In the Profit Program, portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the LTIP program and the benefits plan referenced below.
Additional Incentives. Our key staff will benefit by the overall success of our business in both the short term (incentive bonus) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients over the various market cycles.
T. Rowe Price
Portfolio Manager compensation consists primarily of a base salary, as cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, Portfolio Managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.
Investment performance over one, three, five, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500®) and an applicable Lipper index (ex. Large Cap Growth), though other benchmarks may be used as well (Blue Chip Growth Fund: S&P 500 Index, Russell 2000® Index and Lipper Large Cap Growth Category; Health Sciences Fund: Lipper Health and Biotechnology Category; Science & Technology Fund: Lipper Science & Technology Category; and Small Cap Fund: Russell 2000® Index and Lipper Small Core Category). Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance is over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other Portfolio Managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including Portfolio Managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all Portfolio Managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the Portfolio Manager.
Templeton Global and Templeton Investment
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio Managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio Manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a Portfolio Manager’s level of responsibility and Franklin Templeton guidelines. Portfolio Managers are provided no financial incentive to favor one fund or account over another. Each Portfolio Manager’s compensation consists of the following three elements:
Base salary. Each Portfolio Manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the Portfolio Managers with those of a Fund’s shareholders. Each Portfolio Manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).
The deferred equity based compensation is intended to build a vested interest of the Portfolio Manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the Portfolio Manager achieving consistently strong investment performance, which aligns the financial incentives of the Portfolio Manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in granting annual bonuses to Portfolio Managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment Performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the Portfolio Manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate (Foreign Value Fund: Lipper International Multi-Cap Core Category and MSCI EAFE Index; and Global Strategy Fund: Lipper Global Flexible Portfolio Category, MSCI All Country World Index, MSCI Fixed Income Index, and JP Morgan Global Government Bond Index).

•	Non-Investment Performance. For senior Portfolio Managers, there is a qualitative evaluation based on leadership and mentoring of staff.

•	Responsibilities. The characteristics and complexity of funds managed by the Portfolio Manager are factored in the manager’s appraisal;

•	Research. Where the portfolio management team also has research responsibilities, each Portfolio Manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
Additional long term equity-based compensation. Portfolio Managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock.. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio Managers also participate in benefit plans and programs available generally to all employees of the manager.
Van Kampen
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

•	Base Salary Compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with Van Kampen.

•	Discretionary Compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

o	Cash Bonus.

o	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

o	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by Van Kampen or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

o	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Van Kampen or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

o	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

o	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

o	Contribution to the business objectives of Van Kampen.

o	The dollar amount of assets managed by the portfolio manager.

o	Market compensation survey research by independent third parties.

o	Other qualitative factors, such as contributions to client objectives.

o	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Wellington Management
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made of behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an investment professional may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Messrs. Averill, Glazer and Stromquist also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an Investment Professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Description of Compensation. The Fund pays Wellington Management a fee based on the assets under management of the Fund as set forth in the Investment Sub-Advisory Agreement between Wellington Management and The Variable Annuity Life Insurance Company on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended May 31, 2008.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professional’s experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the S&P 500 Information Technology Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees. Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The investment professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Averill, Glazer, Simpson and Stromquist are all partners of the firm.

WellsCap
The compensation structure for Wells Capital Management’s portfolio managers includes a competitive fixed base salary plus variable incentives. Wells Capital Management utilizes investment management compensation surveys as confirmation. Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectus.
Ownership of Portfolio Shares
          As of May 31, 2008, none of the Portfolio Managers who are primarily responsible for the day-to-day management of the Funds had any ownership interest in a Fund that they managed.
PORTFOLIO TURNOVER
PORTFOLIO TRANSACTIONS AND BROKERAGE
VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Funds. The Sub-advisers may employ affiliated brokers or indirectly related brokers for portfolio transactions under circumstances described in the Prospectus.
Virtually all of the over-the-counter transactions by the Asset Allocation Fund, the Money Market I Fund, the Capital Conservation Fund, the Government Securities Fund, the Inflation Protected Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The Mid Cap Index Fund, the Stock Index Fund, the International Equities Fund, the Small Cap Index Fund, the Nasdaq-100® Index Fund, the Blue Chip Growth Fund, and the Global Social Awareness Fund each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Core Equity Fund, Core Value Fund, Growth & Income Fund, International Growth I Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Health Sciences Fund, the Small Cap Fund, Science & Technology Fund and Growth Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. ARC I normally enters into principal transactions directly with the issuer or the market-maker.
When ARC I purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When ARC I purchases securities from the issuer, an underwriter usually receives a commission or “concession” paid by the issuer. When ARC I purchases securities from a market-maker, it pays no commission, but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Fund’s portfolios may, however, effect certain “riskless principal transactions” in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
In purchasing and selling each Fund’s portfolio securities, it is the policy of the Sub-advisers to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Sub-advisers consider such factors as: the broker or dealer’s reliability; the quality of the broker or dealer’s execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; and the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Sub-advisers place orders directly with the principal market-maker unless they believe ARC I can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Sub-advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain directed brokerage and research services, as explained below). When the Sub-advisers believe that more than one firm meets these criteria the Sub-advisers may prefer brokers who provide the Sub-advisers or ARC I with directed brokerage and research services, described below.
Commission Recapture: A commission recapture arrangement includes those arrangements under which products or services (other than execution of securities transactions) or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. The Board of Directors has determined that a commission recapture arrangement with Capital Institutional Services, Inc. is in the best interest of each Fund and its shareholders and therefore has conveyed the information to Sub-advisers. A Fund may participate in commission recapture arrangements, provided the Portfolio Manager can still obtain the best price and execution for trades. Commission recapture arrangements are generally subject to a proposed commission recapture target based on asset class or styles having varying liquidity and “special handling” requirements. Thus, a Fund may benefit from the products or services or recaptured commissions obtained through the commission recapture arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for a Fund indicates that this is a commission recapture transaction, the Fund will get a percentage of commissions paid on either domestic trades or international trades credited back to the Fund. The brokerage of one Fund will not be used to help pay the expenses of any other Fund. VALIC will continue to waive its fees or reimburse expenses for any Fund for which it has agreed to do so. All expenses paid through the commission recapture arrangements will be over and above such waivers and/or reimbursements, so that VALIC will not receive any direct or indirect economic benefit from the commission recapture arrangements.

The following chart reflects the commission recapture activity for the periods ended May 31, 2008, 2007 and 2006.

	Fiscal Year	% of Net	Fiscal Year	% of Net	Fiscal Year	% of Net
	Ending	Assets	Ending	Assets	Ending	Assets
	05/31/2008	05/31/2008	05/31/2007	05/31/2007	05/31/2006	05/31/2006
Asset Allocation			$4,829	0.00%	N/A	—
Blue Chip Growth			2,073	0.00%	$815	0.00%
Core Equity			21,802	0.00%	35,533	0.01%
Global Equity			56,369	0.01%	N/A	—
Global Social Awareness			81,871	0.02%	N/A	—
Growth & Income			23,890	0.02%	N/A	—
Health Sciences			10,316	0.01%	14,735	0.01%
International Growth I			68	0.00%	N/A	—
Large Cap Core			8.399	0.01%	N/A	—
Large Capital Growth			47,458	0.01%	N/A	—
Mid Cap Strategic Growth			15,687	0.00%	N/A	—
Science & Technology			191,217	0.02%	242,382	0.02%
Small Cap Aggressive Growth			7,705	0.02%	N/A	—
Small Cap			2,706	0.00%	N/A	—
Small Cap Special Values			57,648	0.02%	N/A	—
Small-Mid Growth			14,494	0.01%	N/A	—
Research services: The Sub-advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Sub-advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Sub-advisers viewed in terms of either that particular transaction or the overall responsibilities of the Sub-advisers. The Sub-advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Sub-advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.
The Sub-advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities for ARC I. The Sub-advisers will not cause ARC I to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Sub-advisers’ overall responsibilities with respect to accounts for which they exercise investment discretion. The Sub-advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Sub-advisers believe these supplemental investment research services are essential to the Sub-adviser’s ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Sub-advisers in servicing all of the Funds, and the Sub-advisers may not use all such services in managing the Funds.
The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by ARC I’s Board of Directors.
The following tables list brokerage commissions paid by each Fund on portfolio transactions for the last three fiscal years ended May 31. Unless otherwise noted, the Funds paid no brokerage commissions to brokers for research services provided to the Sub-advisers.

2008 Brokerage Commissions

Percentage of Amount
of Transactions
		Amount paid	Percentage of	Involving Payments of
	Aggregate	to Affiliated	Commissions paid to	Commissions to
	Brokerage	Broker-	Affiliated Broker-	Affiliated Broker-
Fund	Commission	Dealers*	Dealers*	Dealers
Asset Allocation Fund
Blue Chip Growth Fund
Broad Cap Value Income Fund
Capital Conservation Fund
Core Equity Fund
Core Value Fund
Foreign Value Fund
Global Equity Fund
Global Real Estate Fund
Global Social Awareness Fund
Global Strategy Fund
Government Securities Fund
Growth & Income Fund
Growth Fund
Health Sciences Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100® Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund
In addition, for the fiscal year ended May 31, 2008, the Funds directed the following amounts of portfolio securities transactions, and commissions paid thereon, to broker-dealers which provided research services to the Funds’ sub-advisers:

	Gross Dollar Value of	Dollar Amount of
	Purchase/Sales Directed to	Commissions Directed to
Portfolio	Research Providers	Research Providers
Asset Allocation Fund
Blue Chip Growth Fund
Broad Cap Value Income Fund
Capital Conservation Fund
Core Equity Fund
Core Value Fund

	Gross Dollar Value of	Dollar Amount of
	Purchase/Sales Directed to	Commissions Directed to
Portfolio	Research Providers	Research Providers
Foreign Value Fund
Global Equity Fund
Global Real Estate Fund
Global Social Awareness Fund
Global Strategy Fund
Government Securities Fund
Growth & Income Fund
Growth Fund
Health Sciences Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100® Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund
2007 Brokerage Commissions

				Percentage of Amount
				of Transactions
		Amount paid	Percentage of	Involving Payments of
	Aggregate	to Affiliated	Commissions paid to	Commissions to
	Brokerage	Broker-	Affiliated Broker-	Affiliated Broker-
Fund	Commission	Dealers*	Dealers*	Dealers
Asset Allocation Fund	188,773	—	0.00%	0.00%
Blue Chip Growth Fund	40,081	—	0.00%	0.00%
Broad Cap Value Income Fund	13,248	—	0.00%	0.00%
Capital Conservation Fund	—	—	0.00%	0.00%
Core Equity Fund	480,205	2,302	0.48%	0.13%
Core Value Fund	78,255	581	0.74%	0.04%
Foreign Value Fund	1,183,373	—	0.00%	0.00%
Global Equity Fund	769,207	—	0.00%	0.00%
Global Social Awareness Fund	1,233,080	—	0.00%	0.00%
Global Strategy Fund	182,102	—	0.00%	0.00%
Government Securities Fund	—	—	0.00%	0.00%
Growth & Income Fund	582,156	—	0.00%	0.00%
Growth Fund	815,658	—	0.00%	0.00%
Health Sciences Fund	196,431	—	0.00%	0.00%
Inflation Protected Fund	—	—	0.00%	0.00%
International Equities Fund	838,424	—	0.00%	0.00%

				Percentage of Amount
				of Transactions
		Amount paid	Percentage of	Involving Payments of
	Aggregate	to Affiliated	Commissions paid to	Commissions to
	Brokerage	Broker-	Affiliated Broker-	Affiliated Broker-
Fund	Commission	Dealers*	Dealers*	Dealers
International Government Bond Fund	—	—	0.00%	0.00%
International Growth I Fund	1,136,717	13,216	1.16%	0.19%
Large Cap Core Fund	103,212	57	0.06%	0.01%
Large Capital Growth Fund	853,208	—	0.00%	0.00%
Mid Cap Index Fund	115,507	—	0.00%	0.00%
Mid Cap Strategic Growth Fund	2,015,068	693	0.03%	0.01%
Money Market I Fund	—	—	0.00%	0.00%
Nasdaq-100® Index Fund	17,749	—	0.00%	0.00%
Science & Technology Fund	3,490,096	—	0.00%	0.00%
Small Cap Aggressive Growth Fund	220,551	—	0.00%	0.00%
Small Cap Fund	816,672	2,894	0.35%	0.08%
Small Cap Index Fund	187,644	—	0.00%	0.00%
Small Cap Special Values Fund	735,889	—	0.00%	0.00%
Small-Mid Growth Fund	382,559	—	0.00%	0.00%
Stock Index Fund	62,630	—	0.00%	0.00%
Value Fund	210,909	710	0.34%	0.09%
The affiliated broker-dealers that affected transactions with the indicated Funds were Merrill Lynch & Co., Inc., Morgan Stanley & Co., Inc., Oppenheimer & Co., Inc. and Wachovia Securities LLC.
2006 Brokerage Commissions

				Percentage of Amount
				of Transactions
		Amount paid	Percentage of	Involving Payments of
	Aggregate	to Affiliated	Commissions paid to	Commissions to
	Brokerage	Broker-	Affiliated Broker-	Affiliated Broker-
Fund	Commission	Dealers*	Dealers*	Dealers
Asset Allocation Fund	$233,600	—	0.00%	0.00%
Blue Chip Growth Fund	31,224	—	0.00%	0.00%
Broad Cap Value Income Fund	16,401	—	0.00%	0.00%
Capital Conservation Fund	472	—	0.00%	0.00%
Core Equity Fund	413,507	—	0.00%	0.00%
Core Value Fund	302,391	—	0.00%	0.00%
Foreign Value Fund	2,301	—	0.00%	0.00%
Global Equity Fund	23,998	—	0.00%	0.00%
Global Social Awareness Fund	851,350	—	0.00%	0.00%
Global Strategy Fund	1,277	—	0.00%	0.00%
Government Securities Fund	—	—	0.00%	0.00%
Growth & Income Fund	608,246	—	0.00%	0.00%
Growth Fund	125,278	—	0.00%	0.00%
Health Sciences Fund	226,299	—	0.00%	0.00%
Inflation Protected Fund	—	—	0.00%	0.00%
International Equities Fund	1,354,876	—	0.00%	0.00%
International Government Bond Fund	—	—	0.00%	0.00%
International Growth I Fund	870,296	11,683	1.34%	0.72%
Large Cap Core Fund	2,127	—	0.00%	0.00%
Large Capital Growth Fund	226,271	—	0.00%	0.00%
Mid Cap Index Fund	186,453	—	0.00%	0.00%
Mid Cap Strategic Growth Fund	264,844	36	0.01%	0.01%
Money Market I Fund	—	—	0.00%	0.00%
Nasdaq-100® Index Fund	26,940	—	0.00%	0.00%
Science & Technology Fund	2,711,319	—	0.00%	0.00%
Small Cap Aggressive Growth Fund	17,260	—	0.00%	0.00%

				Percentage of Amount
				of Transactions
		Amount paid	Percentage of	Involving Payments of
	Aggregate	to Affiliated	Commissions paid to	Commissions to
	Brokerage	Broker-	Affiliated Broker-	Affiliated Broker-
Fund	Commission	Dealers*	Dealers*	Dealers
Small Cap Fund	1,113,090	—	0.00%	0.00%
Small Cap Index Fund	261,291	—	0.00%	0.00%
Small Cap Special Values Fund	134,284	—	0.00%	0.00%
Small-Mid Growth Fund	142,327	—	0.00%	0.00%
Stock Index Fund	157,539	—	0.00%	0.00%
Value Fund	310,707	1,170	0.38%	0.39%
•	The affiliated broker-dealers that affected transactions with the indicated Funds were J.P. Morgan, Morgan Stanley & Co., Inc. and Oppenheimer & Co., Inc.
The following table sets forth the value of Funds’ holdings of securities of ARC I’s regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of May 31, 2008.

Value
Fund	Broker Dealer	(000’s)	Debt or Equity
Asset Allocation

Blue Chip Growth

Value
Fund	Broker Dealer	(000’s)	Debt or Equity
Broad Cap Value Income

Capital Conservation

Core Equity

Core Value

Foreign Value

Global Equity

Global Real Estate

Global Social Awareness

Global Strategy

Government Securities

Growth & Income

Growth

Inflation Protected

International Equities

Value
Fund	Broker Dealer	(000’s)	Debt or Equity
International Government Bond

International Growth I

Large Cap Core

Large Capital Growth

Mid Cap Index

Mid Cap Stategic Growth

Money Market I

Nasdag-100 Index

Science & Technology

Small Cap Aggressive Growth

Small Cap

Small Cap Index

Small Cap Special Values

Small-Mid Growth

Stock Index

Value

Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker’s commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Sub-adviser’s opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.
OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES
Shares of the Funds are sold in a continuous offering. Pursuant to a distribution agreement, American General Distributors, Inc. (“AGDI”) acts without remuneration as ARC I’s agent in the distribution of Fund shares to the VALIC separate accounts, separate accounts of other life insurance companies that may or may not be affiliated with VALIC, and, subject to applicable law, to qualified pension and retirement plans and individual retirement accounts outside of the separate account context. AGDI’s address is the same as that of VALIC.
The distribution agreement between AGDI and ARC I provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a) (i) by the Board of Directors of ARC I, or (ii) by vote of a majority of ARC I’s outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of ARC I’s Directors who are not “interested persons” (as defined in the 1940 Act) of ARC I by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of ARC I or by a vote of a majority of the outstanding voting securities of ARC I, or by AGDI, on sixty days’ written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.
Pursuant to the distribution agreement, AGDI pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of ARC I (after typesetting and printing the copies required for regulatory filings by ARC I). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses AGDI for these expenses. Thus all such expenses incurred by AGDI are passed directly on to VALIC. ARC I pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.
AGDI has adopted a code of ethics with similar terms and conditions to VALIC’s and ARC I’s, as described in the Statement of Additional Information.
Payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, ARC I redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of a Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of ARC I’s shareholders.
ARC I normally redeems Fund shares for cash. Although ARC I, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in ARC I portfolio securities at their value used in determining the redemption price (i.e., by redemption-in-kind), ARC I, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, ARC I has committed to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of ARC I’s net asset value. The securities to be paid in-kind to the separate accounts will be selected in such manner as the Board of

Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.
All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund’s outstanding shares at such time.
DETERMINATION OF NET ASSET VALUE
Shares of the Funds are valued at least daily as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time). Each Fund calculates the net asset value of its shares by dividing the total value of its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Directors in the event that the portfolio securities are traded in significant amounts in markets other than the New York Stock Exchange, or on days or at times other than those during which the New York Stock Exchange is open for trading.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by a Fund are valued at the net assets value (market value) of the underlying fund.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at a Fund’s total assets.

ACCOUNTING AND TAX TREATMENT
Accounting Treatment of Calls, Puts and Financial Futures Contracts
When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently “marked to market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded.
The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded.
Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund’s agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred.
Subchapter M of the Internal Revenue Code of 1986
Each Fund of ARC I intends to qualify annually as a regulated investment company under Subchapter M of the Code. A Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund’s gross income be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of securities; and net income from qualified publicly traded partnerships; (ii) at the close of each quarter of a Fund’s taxable year (a) at least 50% of the value of the Fund’s assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund’s assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies) or qualified publicly traded partnerships; and (iii) the Fund must distribute at least 90% of its “investment company taxable income” (generally, taxable income other than net capital gains) each year. Each Fund of ARC I is treated as a separate entity for federal income tax purposes.
So long as a Fund qualifies as a regulated investment company, such Fund will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. Dividends from net investment income and capital gain distributions, if any, are paid annually.
Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to regulated investment companies whose only shareholders are certain tax-exempt trust or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Fund intends to qualify for this exemption or to comply with the calendar year distribution requirement.
The Internal Revenue Service (“Service”) has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than ARC I) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, ARC I intends to keep its Funds’ activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund’s gross income until the Service rules publicly on the issues or ARC I is otherwise satisfied that those gains are qualifying income.
Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, and franchise or withholding tax liabilities.
If a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
Tax Treatment of Certain Transactions and Instruments
If a call option which a Fund has written expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.
A Fund may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Fund equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof (“original issue discount”) each year that the securities are held, even though the Fund receives no actual interest payments thereon. Original issue discount is treated as income earned by a Fund and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Fund’s investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Fund’s recognition of taxable income in excess of cash generated by such investments.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from sales of currencies or dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary income or loss.
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund assets to be invested in various countries is not known.
The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (“60/40 gain or loss”). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes (“marked-to-market”). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options written by a Fund generally constitute short-term capital gains or losses. Any gain or loss recognized by a Fund from transactions in over-the-counter options purchased by such Fund generally has the same character as the property to which the option relates has in the hands of such Fund (or would have if acquired by the Fund). When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of such gain or loss, the sales proceeds are reduced by the premium paid for the over-the-counter puts or increased by the premium received for over-the-counter calls.
A substantial portion of each Fund’s transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute “straddles” which are defined in the Code as offsetting positions with respect to personal property. A straddle in which at least one (but not all) of the positions is a Section 1256 contract would constitute a “mixed straddle” under the Code. The Code generally provides with respect to straddles (i) “loss deferral” rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) “wash sale” rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) “short sale” rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) “conversion transaction” rules which may treat all or a portion of the gain on a transaction as ordinary income rather than as capital gains. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.
As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.
In general, gain or loss on a short sale will be recognized when the short sale is entered into if the Fund owns the same or substantially similar property to that being sold short (a “short sale against the box”) and that property has appreciated in value. In the case of a “naked” short sale (where the Fund does not own the same or substantially similar property), if permitted, gain is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a naked short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Special rules would generally treat the gains on naked short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of the Fund assets to be invested in various countries is not known.
Contract owners are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

Passive Foreign Investment Companies
A “passive foreign investment company” (“PFIC”) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to federal income tax on a portion of any “excess distribution” received on the stock or on any gain from disposition of the stock (collectively, the “PFIC income”), plus certain interest change, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). If the election is in effect, at the end of the Fund’s taxable year, the Fund will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. This ordinary income qualifies toward the 90% of income test for qualification as a regulated investment company. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized by marking to market the shares of the same PFIC in prior years. Alternatively, a Fund may elect to treat any PFIC in which it invests as a “qualified electing fund,” in which case, the Fund will be required to include in its income each year its pro rata share of the qualified electing fund’s annual ordinary earnings and net capital gain, even if they are not distributed to the Fund; those amounts would be subject to the distribution requirements applicable to the Fund described above. In order to make this election, a Fund would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.
Section 817(h) of the Code
The Funds each intend to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M of the Code and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract owner on income earned under the Contract.
The Section 817(h) diversification requirements do not apply to pension plan contracts. “Pension plan contracts” for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.
The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner’s control of the investments of the separate accounts investing in ARC I may cause the Contract Owner to be taxable with respect to assets allocated to the separate account, before distributions are actually received under the Contract.
In order to comply with the requirements of Section 817(h) and the regulations thereunder, ARC I may find it necessary to take action to ensure that a Contract funded by ARC I continues to qualify as such under federal tax laws. ARC I, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the SEC, to the extent legally required.
It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by ARC I should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

OTHER INFORMATION
Shareholder Reports
Annual Reports containing audited financial statements of ARC I and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate. The Annual Report is incorporated by reference into this Statement of Additional Information.
Voting and Other Rights
ARC I has an authorized capitalization of 29 billion shares of common stock, $0.01 par value per share. The shares are authorized to be issued in 33 classes comprising 750 million to 1 billion shares each. Each of the 33 classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund.
Each outstanding share has one vote on all matters that shareholders vote on. Contract or Plan participants vote on these matters indirectly by voting their units or IRA owners vote their units directly. The way participants vote their units depends on their Contract or Plan. See “Voting Rights” in your Contract prospectus or Plan document for a discussion of the manner in which shares of the Fund are voted. See your Contract prospectus or Plan document for specific details. When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.
Maryland law does not require ARC I to hold regular, annual shareholder meetings. However, ARC I must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions in the Investment Restriction section, above; and (c) to fill vacancies on ARC I’s Board of Directors if the shareholders have elected less than a majority of the Directors.
Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 67% of all the outstanding shares of all the Funds must vote in favor of removing the Director.
ARC I will assist in shareholder communications.
VALIC Separate Account A (a registered separate account of VALIC) ownership of more than 25% of the outstanding shares may result in VALIC being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and Contract owners.
At May 31, 2008, VALIC Separate Account A, American International Group Annuity Insurance Company (“AIGAIC”), and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds (an asterisk denotes less than 5% ownership):

VALIC	AIGAIC	AGL
Asset Allocation Fund	—	*
Blue Chip Growth Fund	—	*
Broad Cap Value Income Fund	—	—
Capital Conservation Fund	—	—
Core Equity Fund	—	—
Core Value Fund	—	*
Foreign Value Fund	—	—
Global Equity Fund	—	—
Global Real Estate Fund	—	—
Global Social Awareness Fund	—	—
Global Strategy Fund	—	—
Government Securities Fund		—
Growth & Income Fund		—
Growth Fund	—	—

VALIC	AIGAIC	AGL
Health Sciences Fund	—	*
Inflation Protected Fund	—	—
International Equities Fund	*	*
International Government Bond Fund	—	—
International Growth I Fund	—	—
Large Cap Core Fund	—	—
Large Capital Growth Fund	—	—
Mid Cap Index Fund	—	*
Mid Cap Strategic Growth Fund	—	—
Money Market I Fund	*
Nasdaq-100® Index Fund	*
Science & Technology Fund	*	*
Small Cap Aggressive Growth Fund	—	—
Small Cap Fund	—	—
Small Cap Index Fund	—	*
Small Cap Special Values Fund	—	—
Small-Mid Growth Fund	—	—
Stock Index Fund	*	*
Value Fund	—	—

*	Less than 5% ownership.
As of May 31, 2008, the other shareholders of the Funds included separate accounts sponsored by VALIC and its affiliates, IRAs and Plans. None of these other shareholders owned of record more than 5% of any Fund’s outstanding shares.
Proxy Voting Policies and Procedures
Proxy Voting Responsibility
ARC I has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee comprised of senior management of ARC I and its adviser, VALIC. The policies and procedures enable each Fund to vote proxies in a manner consistent with the best interests of its shareholders.
ARC I has retained a proxy voting service, the Institutional Shareholder Services (“ISS”), to effect votes on behalf of each Fund according to the Fund’s policies and procedures, and to assist each Fund with recordkeeping of proxy votes.
Company Management Recommendations
When determining whether to invest in the securities of a particular company, one of the key factors the Portfolio Manager may consider is the quality and depth of the company’s management. In holding portfolio securities, each Fund is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. ARC I’s policies and procedures therefore provide that the Funds will generally vote in support of management recommendations on most corporate matters. When a Fund’s Portfolio Manager is dissatisfied with a company’s management, the Fund typically will sell the holding.
Case-By-Case Voting Matters
Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the proxy voting committee may generally rely on the guidance or a recommendation from the proxy voting service, but may also rely on other appropriate personnel of VALIC and/or the sub-adviser of a Fund, or other sources. In these instances, such person(s) will recommend the vote that will maximize value for, and is in the best interests of, the Fund’s shareholders.

Examples of a Fund’s Positions on Voting Matters
Consistent with the approaches described above, the following are examples of a Fund’s voting positions on specific matters:
•	Vote on a case-by-case basis on proposals to increase authorized common stock;

•	Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock);

•	Vote on a case-by-case basis regarding finance, merger and acquisition matters;

•	Vote against most shareholder proposals;

•	Abstain from voting on social responsibility or environmental matters, unless the fund’s objective is directly related to the social or environmental matter in question;

•	Not vote proxies for index funds/portfolios and passively managed funds/portfolios; and

•	Vote on a case-by-case basis on equity compensation plans.
Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of ARC I’s proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are affected according to the policies and procedures by ISS, an independent third party.
However, if a situation arises where a vote presents a conflict between the interests of the Fund’s shareholders and the interests of VALIC, ARC I’s principal underwriter, or one of VALIC’s or the underwriter’s affiliates, and the conflict is known to the proxy voting committee, the proxy voting committee will consult with a Director who is not an “interested” person, as that term is defined in the 1940 Act, time permitting, before casting the vote to ensure that the Fund votes in the best interests of its shareholders. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Fund selects the vote that is in the best interests of the Fund’s shareholders.
Proxy Voting Records
ISS maintains records of voting decisions for each vote cast on behalf of the Funds. Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 has been filed with the SEC on Form N-PX and is available (1) without charge, upon request, by calling VALIC, toll-free at 1-800-448-2542, and (2) on the SEC’s website at http://www.sec.gov.
Disclosure of Portfolio Holdings Policies and Procedures
The Board of Directors of ARC I has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its participants) are met, ARC I does not provide or permit others to provide information about the Fund’s portfolio holdings on a selective basis.
ARC I makes the Funds’ portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within seventy (70) days of the end of ARC I’s fiscal quarter.
In addition, ARC I generally makes publicly available on a periodic basis, information regarding a Fund’s top ten holdings (including name and percentage of a Fund’s assets invested in each holding) and the percentage breakdown of a Fund’s investments by country, sector and industry, as applicable. This information is generally made available through VALIC’s website, marketing communications (including printed advertising and sales literature), and/or VALIC’s telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by legal and compliance personnel. VALIC and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.
Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, the employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must be submitted to the legal and compliance departments. ARC I’s chief compliance officer and/or the Adviser’s legal counsel is responsible for authorizing the selective release of portfolio holding information. If the request is approved, ARC I and the third party must execute a confidentiality agreement governing the third party’s duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential and not to trade on such information.
ARC I’s chief compliance officer and the Adviser’s legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Funds’ participants and the Funds’ affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary to the Funds’ operation or useful to the Funds’ participants without compromising the integrity or performance of the Funds.
At each quarterly meeting of the Board of Directors of ARC I, the Board reviews a report disclosing third parties to whom the Funds’ portfolio holdings information has been disclosed and the purpose for such disclosure, and considers whether or not the release of information to such third parties is in the best interest of the Funds and its participants.
In the event a sub-adviser is engaged to assume sub-advisory duties of a Fund, ARC I routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties. ARC I does not receive any compensation or other consideration from these arrangements for the release of the Funds’ portfolio holdings information.
Each of the below listed third parties have been approved to receive information concerning the Funds’ holdings: (1) PricewaterhouseCoopers, LLP (“PwC”), Independent Registered Public Accountants; (2) ISS, proxy voting; (3) State Street Bank & Trust Company, Custodian; (4) Plexus Group, brokerage transaction analysis; (5) Morningstar and Lipper, database services; (6) RR Donnelley, financial printer, (7) Investment Company Institute, survey information; (8) Manhattan Creative Partners, Board of Director materials; and (9) Fluent Technologies, marketing materials. PwC is provided with entire portfolio holdings information during periods in which it reviews shareholder reports and regulatory filings, and does not publicly disclose this information. IRRC receives entire portfolio holdings information on a weekly basis for the purpose of voting proxies on behalf of the Funds and does not publicly disclose this information. State Street Bank & Trust Company has daily access to the Funds’ portfolio holdings information and does not publicly disclose this information. Plexus Group receives portfolio holdings information for the purpose of analyzing brokerage execution statistics approximately 15 days after the quarter end and does not publicly disclose this information. Lipper receives portfolio holdings information within 15 days of each month end and makes certain information available approximately 60 days after its receipt. Morningstar receives portfolio holdings information approximately 30 days after each month end and makes certain information available between five and 30 days after its receipt. RR Donnelley has access to our information approximately 30 days after the Funds’ fiscal quarter in preparation of shareholder reports and regulatory filings and does not make publicly disclose this information. The Investment Company Institute receives certain portfolio holdings information approximately 15 days after each calendar quarter and does not publicly disclose the information before the Funds’ release of such information. Manhattan Creative Partners has access to certain portfolio holdings information provided to the Board of Directors approximately thirty days after each quarter end, and does not publicly disclose this information. Fluent Technologies receives certain portfolio holdings information on a quarterly basis within 10 business days of each calendar quarter for the preparation of marketing materials, and does not publicly disclose this information.
In addition, Wellington Management discloses the portfolio holdings of the Fund it manages to the following third parties in connection with the services it provides to the Fund (subject to confidentiality agreements between Wellington Management and such third parties):
•	Brown Brothers Harriman & Co. performs certain operational functions for Wellington Management and receives portfolio holdings information on a daily basis.

•	FactSet Research Systems, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a daily basis.

•	Investment Technology Group, Inc. provides analytical services for Wellington Management and receives portfolio holdings information on a weekly basis.

•	Broadridge Financial Solutions provides proxy voting services for Wellington Management and receives portfolio holdings information on a daily basis.

•	State Street Bank and Trust Company performs certain operational functions on behalf of Wellington Management and receives portfolio holdings information on a daily basis.
Custody of Assets
Pursuant to a Custodian Contract with ARC I, State Street, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of ARC I as custodian.
State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of ARC I, and performing other administrative duties, all as directed by persons authorized by ARC I. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or ARC I. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories.
Index Funds
The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).
Frank Russell Company’s publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.
The Stock Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s Corporation (“S&P”). S&P makes no representation or warranty, express or implied, to ARC I or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or Mid Cap Index Fund particularly or the ability of the S&P Index or the S&P Mid Cap 400® Index Fund to track general stock market performance. S&P has no obligation to take the need of ARC I or ARC I’s participants into consideration in determining, composing or calculating the S&P 500® Index or S&P Mid Cap 400® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or Mid Cap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR S&P MID CAP 400® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES COMPANY FROM THE USE OF THE S&P 500® INDEX OR S&P MID CAP 400® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR S&P MID CAP 400® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Nasdaq-100®, Nasdaq-100® Index, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by ARC I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Independent Registered Public Accounting Firm
The Board of Directors has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston TX 77002-5678, to serve as Independent Registered Public Accounting firm of ARC I.

MANAGEMENT OF ARC I
The Board of Directors manages the business activities of ARC I in accordance with Maryland law. The Board elects officers who are responsible for the day-to-day operations of ARC I and who execute policies formulated by the Board. The names and ages of the Directors and officers of ARC I, their addresses, present positions and principal occupations during the past five years are set forth below. The officers of ARC I are elected by the Directors. Each officer holds office until the qualification and election of his or her successor. Each Director’s address is 2929 Allen Parkway, Houston, Texas 77019.
INDEPENDENT DIRECTORS

				Number of
				Portfolios
				In Fund
				Complex
		Date		Overseen
Name and	Positions Held	Service	Principal Occupation (s)	by	Other Directorships Held
Date of Birth	With Fund[1]	Began	During Past 5 Years	Director[2]	by Director[3]
THOMAS J. BROWN 12/24/45	Director	2005	Retired. Formerly, Chief Operating Officer and Chief Financial Officer, American General Asset Management (Investment Management) (2000-2002).	48	Trustee, Merrimac Funds, a mutual fund company (2004-Present).
DR. JUDITH L. CRAVEN 10/06/45	Director	1998	Retired Administrator.		Director, Belo Corporation, a media company (1992-Present); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s, Inc., a restaurant chain (1998-Present).
WILLIAM F. DEVIN Chairman, July 2005 12/30/38	Director and Chairman	2001	Retired.		Member, Board of Governors, Boston Stock Exchange (1985-Present).
DR. TIMOTHY J. EBNER 07/15/49	Director	1998	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present).	48	N/A
JUDGE GUSTAVO E. GONZALES, JR. 07/27/40	Director	1998	Attorney At Law, General Practice (2005-Present). Formerly, Municipal Court Judge, Dallas, Texas (1995-2004).	48	N/A

1	Directors serve until their successors are duly elected and qualified, subject to the Board’s retirement plan discussed below.

2	The term “fund complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of VALIC. Fund Complex includes the ARC I (33 funds), AIG Retirement Company II (“ARC II”) (15 funds), AIG Series Trust (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), AIG SunAmerica Focused Alpha Growth Fund (1 fund), AIG SunAmerica Focused Alpha Large-Cap Fund (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), Season Series Trust (24 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).

3	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act.

				Number of
				Portfolios
				In Fund
		Date		Complex
Name, Address and	Positions Held	Service	Principal Occupation (s)	Overseen by	Other Directorships Held
Date of Birth	With Fund[1]	Began	During Past 5 Years	Director[2]	by Director[3]
DR. JOHN W. LANCASTER 12/15/23	Director	1984	Pastor Emeritus (1997-Present) and formerly, Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, Texas.	48	N/A
KENNETH J. LAVERY 12/30/49	Director	2001	Vice President of Massachusetts Capital Resources Company (1982-Present).	48	N/A
BEN H. LOVE 09/26/30	Director	1993	Retired.	48	N/A
DR. JOHN E. MAUPIN, JR. 10/28/46	Director	1998	President, Moorehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (2005-Present); Director, HealthSouth, Corp. (2004-Present).
INTERESTED DIRECTOR

Number of
Portfolios
In Fund
		Date		Complex
Name, Address and	Positions Held	Service	Principal Occupation (s)	Overseen by	Other Directorships Held
Date of Birth	With Fund[1]	Began	During Past 5 Years	Director[2]	By Director[3]
PETER A. HARBECK Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 01/23/54	Director	2001	President, CEO and Director, AIG SAAMCo (1995-Present); Director, AIG SunAmerica Capital Services, Inc. (“SACS”) (1993-Present), President and CEO, AIG Advisor Group, Inc. (2004-Present).	101	N/A
OFFICERS

				Number of
				Portfolios
				In Fund
	Positions	Date		Complex
Name, Address and	Held	Service	Principal Occupation (s)	Overseen by	Other Directorships Held
Date of Birth	With Fund	Began	During Past 5 Years	Director[2]	by Director[3]
EVELYN M. CURRAN 2919 Allen Parkway Houston, Texas 77019 06/04/65	President and Principal Executive Officer	2002	Senior Vice President, VALIC (2001-Present).	N/A	N/A

GREGORY N. BRESSLER Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 11/17/66	Vice President	2005	Senior Vice President and General Counsel, AIG SAAMCo (2005-Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (2004-2005); Deputy General Counsel, Credit Suisse Asset Management, LLC (“CSAM”) (2002-2004).	N/A	N/A

				Number of
				Portfolios
				In Fund
	Positions	Date		Complex	Other Directorships
Name, Address and	Held	Service	Principal Occupation (s)	Overseen by	Held
Date of Birth	With Fund	Began	During Past 5 Years	Director[2]	by Director[3]
NORI L. GABERT 2929 Allen Parkway Houston, TX 77019 08/15/53	Vice President, Chief Legal Officer and Secretary	2000	Vice President and Deputy General Counsel, AIG SAAMCo (2001-Present); Vice President and Assistant Secretary, Seasons Series Trust (2001-Present).	N/A	N/A
CYNTHIA A. GIBBONS 2929 Allen Parkway Houston, TX 77019 12/06/69	Vice President and Chief Compliance Officer	2002	Vice President, AIG SAAMCo and VALIC (2002-Present).	N/A	N/A
MATTHEW J. HACKETHAL Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 12/31/71	Anti-Money Laundering Compliance Officer	2007	Senior Compliance Manager, AIG SAAMCo (2006-Present); Vice President, Credit Suisse Asset Management LLC (2001-2006); CCO, Credit Suisse Alternative Funds (2005-2006); CCO, Credit Suisse Asset Management LLC (2004-2005)	N/A	N/A
DONNA M. HANDEL Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 06/25/66	Vice President and Assistant Treasurer	2001	Senior Vice President (2004-Present) and Vice President (1997-2004), AIG SAAMCo.	N/A	N/A
GREGORY R. KINGSTON 2919 Allen Parkway Houston, Texas 77019 01/18/66	Treasurer and Principal Financial Officer	2000	Vice President, AIG SAAMCo (2001-Present).	N/A	N/A
JOHN PACKS 99 High Street Boston, Massachusetts 02110 12/09/55	Vice President and Senior Investment Officer	2001	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Independent Directors receive an annual retainer of $                     (Chairman receives an additional $                     retainer), and a meeting fee of $                     for each Board meeting and $                     for each special Board meeting attended in person and $___ for each Board meeting conducted by telephone. Audit and Governance Committee members receive $___ for each meeting attended held in conjunction with a Board Meeting; Committee Members receive $                     for each meeting attended not held in conjunction with a Board Meeting. Committee chairs receive an additional $___for each Committee Meeting chaired held in conjunction with a Board Meeting; Committee chairs receive an additional $___ for each Committee Meeting chaired not held in conjunction with a Board Meeting.
ARC I has an Audit Committee on which each of the Independent Directors serves with Dr. Lancaster as chairman and Mr. Brown as “Audit Committee Financial Expert.” The Audit Committee recommends to the Board the selection of independent auditors for ARC I and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding ARC I’s financial statements or books of account. The Audit Committee has a Sub-Committee to approve audit and non-audit services comprised of Dr. Lancaster, Dr. Ebner and Dr. Maupin. During the fiscal year ended May 31, 2008, the Audit Committee held ___ meetings. ARC I has a Governance Committee which consists of all Independent Directors with Mr. Love as chairman. The Governance Committee recommends to the Board nominees for independent director membership, reviews governance procedures and Board composition, and periodically reviews director compensation. ARC I does not have a standing compensation committee. During the fiscal year ended May 31, 2008, the Governance Committee held ___ meetings. ARC I has a Compliance and Ethics Committee comprised of Ms. Craven, Mr. Lavery, Judge Gonzales and Dr. Maupin, which addresses issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Officers as well as any material compliance matters arising under Rule 38a-1 policies and procedures approved by the Board of Directors. During the fiscal year ended May 31, 2008, the Compliance and Ethics Committee held ___ meeting. ARC I has a Brokerage Committee comprised of Mr. Devin (Chairman), Mr. Lavery, Judge Gonzales and Dr. Maupin, which reviews brokerage issues but does not meet on a formal basis.
The Independent Directors are reimbursed for certain out-of-pocket expenses by ARC I. The Directors and officers of ARC I and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 2008.
Director Ownership of Shares
The following table shows the dollar range of shares beneficially owned by each Director.
Independent Directors

		Aggregate Dollar Range of Equity
	Dollar Range of Equity	Securities in All Registered
	Securities	Investment Companies Overseen
Name of Director	in the Fund[1]	by Director in Family[2]
Thomas J. Brown	$0	$0
Dr. Judith L. Craven	$0	$0
William F. Devin	0	0
Dr. Timothy J. Ebner	0	0
Judge Gustavo E. Gonzales, Jr.	0	0
Dr. John W. Lancaster	0	0
Kenneth J. Lavery	0	0
Ben H. Love	0	0
Dr. John E. Maupin, Jr.	0	0

1 Includes the value of shares beneficially owned by each Director in ARC I as of May 31, 2008.
2 Includes ARC I (33 series) and ARC II (15 series).
Interested Director

Aggregate Dollar Range of Equity
	Dollar Range of	Securities in All Registered
	Equity Securities	Investment Companies Overseen
Name of Director	in the Fund	by Director in Family
Peter A. Harbeck	0	0
As of May 31, 2008, no Independent Directors or any of their immediate family members owned beneficially or of record any securities in VALIC or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.
Compensation of Independent Directors
The following table sets forth information regarding compensation and benefits earned by the Independent Directors for the fiscal year ending May 31, 2008. Interested Directors are not eligible for compensation or retirement benefits and thus, are not shown below.

Compensation Table
Fiscal Year Ended May 31, 2008

	Aggregate	Pension or Retirement	Total Compensation
	Compensation from	Benefits Accrued As Part	From Fund Complex
Name of Director	Series Company	of Fund Expenses(1)(2)	Paid to Directors(2)

Thomas J. Brown
Dr. Judith L. Craven
William Devin
Dr. Timothy Ebner(3)
Judge Gustavo E. Gonzales(3)
Dr. Norman Hackerman(4)
Dr. John W. Lancaster
Kenneth J. Lavery
Ben H. Love
Dr. John E. Maupin, Jr.

(1)	All current Directors would earn ten or more years of service as of their normal retirement date. Complete years of services earned as of May 31, 2008, are as follows: Dr. Lancaster and Mr. Love — 10 or greater; Drs. Craven, Ebner, Maupin and Judge Gonzales - approximately ___ years; Messrs. Devin and Lavery ___ years, Mr. Brown — approximately ___ years.

(2)	Includes ARC I, ARC II, SunAmerica Series Trust, Seasons Series Trust, SunAmerica Senior Floating Rate Fund, SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Focused Series, AIG Series Trust, AIG SunAmerica Focused Alpha Growth Fund, Inc., AIG SunAmerica Focused Alpha Large Cap Fund, Inc., and SunAmerica Money Market Funds.

(3)	Dr. Ebner and Judge Gonzales have chosen to defer a portion of compensation under the Deferred Compensation Plan discussed below. As of May 31, 2008, the current value of the deferred compensation is $ and $ for Dr. Ebner and Mr. Gonzales, respectively.

(4)	Deceased June 2007.

Effective January 1, 2001, the Board approved a Deferred Compensation Plan (the “Deferred Plan”) for its Independent Directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Directors to elect to defer receipt of all or some portion of the fees payable to them for their services to ARC I, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Director may make an annual election to defer all or a portion of his/her future compensation from Series Company.
ARC I also offers Independent Directors a retirement plan (“Retirement Plan”) with benefits based upon the director’s years of service and compensation at the time of retirement. ARC I is responsible for the payment of the retirement benefits as well as all expenses of administration of the Retirement Plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits. Additional years of service will not increase benefits. Estimated benefits are shown below.
Pension Table — Estimated Benefits at Normal Retirement
Years of Service At Retirement

Compensation	5 Years					10 or More
at Retirement	and Under	6 Years	7 Years	8 Years	9 Years	Years
$20,000	$10,000	$12,000	$14,000	$16,000	$18,000	$20,000
$30,000	$15,000	$18,000	$21,000	$24,000	$27,000	$30,000
$40,000	$20,000	$24,000	$28,000	$32,000	$36,000	$40,000
$50,000	$25,000	$30,000	$35,000	$40,000	$45,000	$50,000
$60,000	$30,000	$36,000	$42,000	$48,000	$54,000	$60,000
$70,000	$35,000	$42,000	$49,000	$56,000	$63,000	$70,000
To determine the estimated benefits at retirement, first find the amount of compensation at retirement (on the left) and then follow that line to the years of service at retirement. For example, a Director earning $40,000 upon retirement with 8 years of service would receive an estimated benefit of $32,000 per year for a ten-year period.

APPENDIX A
Description of Corporate Bond Ratings
Moody’s Investors Service, Inc.’s corporate bond ratings are as follows:
Aaa — Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C — Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.
Standard & Poor’s Corporation classifications are as follows:
AAA — This is the highest rating assigned by Standard & Poor’s to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.
AA — An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is strong.
A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — Obligations rated “BBB” exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB-B-CCC-CC — Obligations rated “BB”, “B”, “CCC” and “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.
C — The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI — The rating CI is reserved for income bonds on which no interest is being paid.
D — Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.
Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.
L — The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.
* Continuance of the rating is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
NR — Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.
Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.
Description of Commercial Paper Ratings
Moody’s Commercial Paper Ratings
The term “commercial paper” as used by Moody’s means promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representations as to whether such commercial paper is by any other definition “commercial paper” or is exempt from registration under the Securities Act.
Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well established industries

•	High rates of return on funds employed

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation

•	Well established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.
The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors, determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.
Among the factors considered by Moody’s in assigning commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer’s products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of ten years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications.
Description of Standard & Poor’s Commercial Paper Ratings.
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.
A — Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
A-1 — This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated “A-1” that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2 — Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3 — Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.
B — Issues rated “B” are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D — This rating indicates that the issue is either in default or is expected to be in default upon maturity.
The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

APPENDIX B
INVESTMENT PRACTICES

	Asset	Blue Chip	Broad Cap	Capital	Core	Core	Foreign	Global	Global Social	Global	Government	Growth &
	Allocation	Growth	Value Income	Conservation	Equity	Value	Value	Equity	Awareness	Strategy	Securities	Income
Adjustable Rate Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Asset-Backed Securities	Y	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y
Bank Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Depositary Receipts	Y	Y	Y	Y	Y	Y	Y	Y(25%)	Y	Y	Y	Y

Equity Securities	Y	Y	Y (>=80%)	Y(10%)	Y(>=80%)	Y	Y	Y(>=80%)	Y	Y	Y	Y
Common Stock-Large Cap Issuers	Y	Y(>=80%)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Common Stocks — Mid-Cap Issuers		Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Common Stocks — Small Cap Issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Preferred Stocks	Y	Y	Y	Y	N	Y	Y	Y	Y	Y	N	Y
Warrants/rights	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Eurodollar Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Fixed Income Securities (investment grade)	Y	Y(10%)	Y(5%)	Y(75%)	Y	Y	Y(10%)	Y(20%)	Y	Y(30%)(add’l 10% in defaulted secs)	Y(>=80%)	Y
Inflation indexed bonds	N	N	N	N	N	N	Y	N	N	Y	N	N
Junk bonds	N	N	Y(5%)	Y(20%)	N	Y	Y(5%)	Y(5%)	N	Y(40%)	N	N
Variable rate demand notes	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Currency	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Currency Exchange Trans./Forward Contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Foreign Securities (including non-U.S. denominated)	Y(35%)	Y(20%)	Y(20%)	Y(20%)	Y(35%)	Y(35%)	Y(>=80%)	Y(100%)	Y(60%)	Y(100%)	Y(20%)	Y(35%)
Equity securities	Y	Y	Y	N	Y	Y	Y	Y(>=80%)	Y	Y	Y	Y
Fixed income securities (including money market securities)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y (U.S. dollar denom.)	Y
Emerging markets	Y	Y	N	Y(20%)	N	Y	Y	Y(25%)	Y	Y(50%)	N	N
Hybrid Instruments	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y	Y(10%)	Y(10%)	Y(10%)
Illiquid Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
IPOs	N	Y	Y	N	Y	Y	N	Y	N	N	N	Y
Lending Portfolio Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Loan Participations and Assignments	Y(15%)	Y	N	Y(15%)	Y	Y	N	Y	Y	N	Y	Y
Master Limited Partnerships												Y
Money Market Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage Related Securities	Y	N	Y(5%)	Y	Y	Y	Y	Y	Y	Y	Y	Y

APPENDIX B
INVESTMENT PRACTICES

	Asset	Blue Chip	Broad Cap	Capital	Core	Core	Foreign	Global	Global Social	Global	Government	Growth &
	Allocation	Growth	Value Income	Conservation	Equity	Value	Value	Equity	Awareness	Strategy	Securities	Income
Mortgage pass through securities (including GNMA, FNMA or GHLMC)	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

CMOs	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Commercial mort-backed secs.	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Stripped mortgage backed securities	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
CMO residuals	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y	N	Y	Y	Y	N	Y	Y	N	Y	Y	N
Options and Futures Contracts	Y	Y(25%)	N	Y	Y(10%)	Y	Y(5%)	Y(20%)	Y (5%)	Y(5%)	Y	Y
Options on securities/indexes	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
Writing/purchasing covered call/put options	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
Financial futures contracts	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
Options on financial futures contracts	Y	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y
OTC Options	N	N	N	Y	N	N	Y	Y	N	Y	Y	N
Unlisted options	N	Y	N	Y	Y	N	Y	Y	N	Y	Y	Y
Other Investment Companies (and ETFs)	Y	Y	Y	N	Y	Y	Y	Y	Y	Y	N	Y
Real Estate Securities & REITs	Y	Y	Y(15%)	Y	Y	Y	Y	Y(10%)	Y	Y	Y	Y
Repurchase Agreements	Y	Y	Y	Y	Y	Y	Y	Y(25%)	Y	Y	Y	Y
Reverse Repurchase Agreements	N	Y	Y	N	Y	N	Y	Y	N	Y	N	N
Rule 144A Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short Sales (Against the Box)	Y	Y	Y	Y	Y	Y	N	Y	Y	Y	Y	Y
Short Sales (Naked)	Y(5%)	N	N	Y(5%)	N	N	N	N	N	N	N	N
Swap Agreements	Y	N	Y(5%)	Y(5%)	N	N	Y(5%)	Y(20%)	N	Y(5%)	Y(5%)	N
Credit default swaps	Y(10%)	N	N	Y	N	N	N	N	N	N	Y	N
Currency exchange rate swaps	Y	N	N	Y	N	N	N	Y	N	N	Y	N
Interest rate swaps	Y	N	N	Y	N	N	N	Y	N	N	Y	N
Total return swaps (equity)	N	N	Y	N	N	N	Y	Y	N	Y	N	N
Unseasoned Issuers	Y (10%)	N	N	Y (10%)	N	Y	Y	N	N	Y	N	N
When-Issued (delayed-delivery) securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

APPENDIX B
INVESTMENT PRACTICES

				International					Mid Cap
	Health	Inflation	International	Government	International	Large Cap	Large Capital	Mid Cap	Strategic	Money	Nasdaq 100
	Sciences	Protected	Equities	Bond	Growth I	Core	Growth	Index	Growth	Market I	Index
Adjustable Rate Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Asset-Backed Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Bank Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible Securities	Y	Y	Y	N	Y	Y	Y	N	Y	N	N
Depositary Receipts	Y(20%)	Y	Y	Y	Y	Y	Y(25%)	Y	Y	N	Y
Equity Securities	Y(>=80%)	Y	Y(>=80%)	Y	Y	Y	Y	Y	Y	N	Y
Common Stock-Large Cap Issuers	Y	Y	Y	Y	Y	Y(>=80%)	Y(>=80%)	Y	Y	N	Y
Common Stocks — Mid-Cap Issuers	Y	Y	Y	Y	Y	Y	Y	Y(>=80%)	Y(>=80%)	N	Y
Common Stocks — Small Cap Issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Preferred Stocks	Y	Y	Y	Y	Y	Y	Y	N	Y	N	N
Warrants/rights	Y	Y	Y	N	Y	N	Y	Y	Y	N	Y
Eurodollar Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Fixed Income Securities (investment grade)	Y	Y(>=80%)	Y	Y(>=80%)	Y	Y(20%)	Y	Y	Y	Y	Y
Inflation indexed bonds	N	Y	N	N	N	Y	N	N	N	N	N
Junk bonds	N	Y(10%)	N	Y	N	Y(20%)	N	N	N	N	N
Variable rate demand notes	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Foreign Currency	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Currency Exchange Trans./Forward Contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Foreign Securities (including non-U.S. denominated)	Y(35%)	Y(30%)	Y	Y(>=80%)	Y(>=80%)	Y(20%)	Y(25%)	Y(20%)	Y(25%)	Y(20%) (U.S. dollar denom.)	Y(20%)
Equity securities	Y	Y	Y(>=80%)	Y	Y	Y	Y	Y	Y	N	Y
Fixed income securities (including money market securities)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Emerging markets	Y	Y	N	Y	Y(20%)	Y(20%)	Y	N	Y	N	N
Hybrid Instruments	Y(10%)	Y(5%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	N	Y(10%)
Illiquid Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
IPOs	Y	N	N	N	Y	Y	Y	N	Y	N	N
Lending Portfolio Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Loan Participations and Assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Master Limited Partnerships					Y		Y
Money Market Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage Related Securities	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Mortgage pass through securities (including GNMA, FNMA or GHLMC)	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y

APPENDIX B
INVESTMENT PRACTICES

				International					Mid Cap
	Health	Inflation	International	Government	International	Large Cap	Large Capital	Mid Cap	Strategic	Money	Nasdaq 100
	Sciences	Protected	Equities	Bond	Growth I	Core	Growth	Index	Growth	Market I	Index
CMOs	N	Y	Y	Y	Y	Y	Y	Y	N	N	Y
Commercial mort-backed secs.	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Stripped mortgage backed securities	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
CMO residuals	N	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Mortgage dollar rolls	N	Y	N	N	N	Y	N	N	N	N	N
Options and Futures Contracts	Y(25%)	Y	Y	Y	Y	Y	Y(25%)	Y	Y	N	Y
Options on securities/indexes	Y	Y	Y	Y	Y	Y(5%)	Y	Y	Y	N	Y
Writing/purchasing covered call/put options	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Financial futures contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Options on financial futures contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
OTC Options	N	Y	Y	Y	N	Y	Y	N	Y	N	N
Unlisted options	Y	Y	Y	Y	N	Y	Y	N	Y	N	N
Other Investment Companies (and ETFs)	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Real Estate Securities & REITs	Y	Y	Y	Y	Y	N	Y	Y	Y	N	Y
Repurchase Agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Reverse Repurchase Agreements	Y	Y	N	N	N	Y	Y	N	Y	N	N
Rule 144A Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short Sales (Against the Box)	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y
Short Sales (Naked)	N	N	N	N	N	N	N	N	N	N	N
Swap Agreements (5% limitation on any single contract)	N	Y(5%)	N	Y	N	Y	Y	Y	N	N	Y
Credit default swaps	N	N	N	N	N	N	N	N	N	N	N
Currency exchange rate swaps	N	Y	N	Y	N	Y	Y	N	N	N	N
Interest rate swaps	N	Y	N	Y	N	Y	Y	N	N	N	N
Total return swaps (equity)	N	Y	N	N	N	Y	N	N	N	N	N
Unseasoned Issuers	Y	N	N	N	Y	N	N	N	N	N	N
When-Issued (delayed-delivery) securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	N	Y

APPENDIX B
INVESTMENT PRACTICES

				Small Cap		Small Cap
	Real	Science &	Small	Aggressive	Small Cap	Special	Small-Mid	Stock	VALIC
	Estate	Technology	Cap	Growth	Index	Values	Growth	Index	Growth	Value
Adjustable Rate Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Asset-Backed Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Bank Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible Securities	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Depositary Receipts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Equity Securities	Y	Y (>=80%)	Y	Y	Y	Y	Y	Y	Y	Y
Common Stock-Large Cap Issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Common Stocks — Mid-Cap Issuers	Y	Y	Y	Y	Y	Y	Y(>=80%)	Y	Y	Y
Common Stocks — Small Cap Issuers	Y	Y	Y(>=80%)	Y(>=80%)	Y(>=80%)	Y(>=80%)		Y	Y	Y
Preferred Stocks	Y	Y	Y	Y	N	Y	N	Y	Y	Y
Warrants/rights	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Eurodollar Obligations	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Fixed Income Securities (investment grade)	Y	Y	Y	Y(20%)	Y	Y(20%)	Y(20%)	Y(35%)	Y	Y
Inflation indexed bonds	Y	N	N	N	N	Y	Y	Y	N	N
Junk bonds	Y(10%)	N	N	N	N	Y(5%)	N	N	N	Y
Variable rate demand notes	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Currency	Y	Y	Y	N	Y	Y	Y	Y	Y	Y
Foreign Currency Exchange Trans./Forward Contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign Securities (including non-U.S. denominated)	Y (75%)	Y(50%)	Y(30%)	Y(10%)	Y(20%)	Y(20%)	Y(20%)	Y(20%)	Y(20%)	Y(25%)
Equity securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Fixed income securities (including money market securities)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Emerging markets	Y	Y(20%)	N	Y(5%)	N	Y(20%)	Y(20%)	N	Y	Y
Hybrid Instruments	Y	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)	Y(10%)
Illiquid Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
IPOs	Y	Y	Y	Y	N	Y	Y	N	Y	Y
Lending Portfolio Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Loan Participations and Assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Master Limited Partnerships Money Market Securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage Related Securities	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage pass through securities (including GNMA, FNMA or GHLMC)	Y	N	Y	Y	Y	Y	Y	Y	Y	Y

APPENDIX B
INVESTMENT PRACTICES

				Small Cap		Small Cap
	Real	Science &	Small	Aggressive	Small Cap	Special	Small-Mid	Stock	VALIC
	Estate	Technology	Cap	Growth	Index	Values	Growth	Index	Growth	Value
CMOs	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
Commercial mort-backed secs.	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
Stripped mortgage backed securities	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
CMO residuals	Y	N	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y	N	N	Y	N	Y	Y	N	N	N
Options and Futures Contracts	Y	Y	Y(15%)	Y(15%)	Y	Y(20%)	Y(15%)	Y(5%)	Y	Y
Options on securities/indexes	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Writing/purchasing covered call/put options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Financial futures contracts	Y	Y	Y	Y	N	Y	Y	Y	Y	Y
Options on financial futures contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
OTC Options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Unlisted options	Y	Y	Y	Y	N	Y	Y	N	N	N
Other Investment Companies (and ETFs)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real Estate Securities & REITs	Y	Y	Y	Y	Y	Y(10%)	Y	Y	Y	Y
Repurchase Agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Reverse Repurchase Agreements	Y	Y	Y	Y	N	Y	Y	N	N	N
Rule 144A Securities	Y	Y	Y	Y	Y	Y(15%)	Y	Y	Y	Y
Short Sales (Against the Box)	Y	Y	Y	Y	Y	N	Y	Y	Y	Y
Short Sales (Naked)	Y	N	N	N	N	N	N	N	N	N
Swap Agreements (5% limitation on any single contract)	Y	N	N	Y(5%)	N	Y(20%)	Y(10%)	N	N	Y(5%)
Credit default swaps	Y	N	N	N	N	N	N	N	N	N
Currency exchange rate swaps	Y	N	N	N	N	Y	Y	N	N	Y
Interest rate swaps	Y	N	N	N	N	Y	Y	N	N	Y
Total return swaps (equity)	Y	N	N	Y	N	Y	Y	N	N	Y
Unseasoned Issuers	Y	Y	Y	Y	N	Y	N	N	Y	N
When-Issued (delayed-delivery) securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

VALIC COMPANY I
PART C. OTHER INFORMATION
ITEM 23. EXHIBITS

a.	(1)		Articles of Incorporation. (7)
	(2)		Articles Supplementary to the Articles of Incorporation, effective April 10, 1990. (7)
	(3)		Articles Supplementary to the Articles of Incorporation, effective September 28, 1990. (7)
	(4)		Amendment One to the Articles of Incorporation, effective October 1, 1991. (7)
	(5)		Amendment Two to the Articles of Incorporation, effective May 1, 1992. (7)
	(6)		Articles Supplementary to the Articles of Incorporation, effective May 1, 1992. (7)
	(7)		Articles Supplementary to the Articles of Incorporation, effective January 20, 1994. (7)
	(8)		Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. (7)
	(9)		Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. (7)
	(10)		Articles Supplementary to the Articles of Incorporation, effective May 1, 1995. (7)
	(11)		Articles of Amendment to the Articles of Incorporation, effective October 1, 1997. (6)
	(12)		Restated Articles of Incorporation, effective December 31, 2001. (10)
	(13)		Articles of Amendment to the Articles of Incorporation, effective December 31, 2001. (11)
	(14)		Articles Supplementary to Restated Articles of Incorporation, effective September 29, 2004. (16)
	(15)		Articles of Amendment to the Articles of Incorporation, effective September 16, 2005. (18)
	(16)		Articles Supplementary to Restated Articles of Incorporation, effective September 19, 2005. (18)
	(17)		Articles of Amendment to the Articles of Incorporation, effective May 8, 2006. (20)
	(18)		Articles of Amendment to the Articles of Incorporation, effective October 1, 2007. (22)
	(19)		Articles of Amendment to the Articles of Incorporation, effective December 10, 2007. (24)
	(20)		Articles Supplementary to Restated Articles of Incorporation, effective March 10, 2008. (Filed herewith).
	(21)		Articles of Amendment to the Articles of Incorporation, effective March 10, 2008. (Filed herewith).
	(22)		Articles of Amendment to the Articles of Incorporation, effective May 1, 2008. (Filed herewith).
b.			By-Laws as amended and restated October 29, 1991. (7)
c.			Not Applicable.
d.	(1)		Investment Advisory Agreement between VALIC and the Registrant, dated August 29, 2001, as amended on August 2, 2004. (15)
	(1	)(a)	Investment Advisory Agreement between VALIC and the Registrant, dated August 29, 2001, as amended on October 2, 2004. (17)
	(1	)(b)	Amendment No. 2 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2005. (19)
	(1	)(c)	Amendment No. 3 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 5, 2005. (19)

(1	)(d)	Amendment No. 4 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on May 26, 2006. (20)
(1	)(e)	Amendment No. 5 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2007. (22)
(1	)(f)	Amendment No. 6 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 10, 2007. (24)
(1	)(g)	Amendment No. 7 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on March 10, 2008. (26)
(2	)(a)	Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and AIG Global Investment Corp., dated January 1, 2002. (11)
(2	)(b)	Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp., dated December 20, 2004. (17)
(3)		Amended and Restated Investment Sub-Advisory Agreement between VALIC and American Century Investment Management, Inc. dated December 10, 2007. (24)
(4)		Investment Sub-Advisory Agreement between VALIC and Franklin Portfolio Associates, LLC, dated June 21, 2004. (15)
(5)		Investment Sub-Advisory Agreement between VALIC and OppenheimerFunds, Inc., dated June 21, 2004. (15)
(6	)(a)	Investment Sub-Advisory Agreement between VALIC and AIG SunAmerica Asset Management Corp., dated January 1, 2002. (11)
(6	)(b)	Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and AIG Sun America Asset Management Corp., dated December 20, 2004. (17)
(7)		Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Science & Technology Fund) dated August 29, 2001. (8)
(8)		Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Founders/T. Rowe Small Cap Fund) dated August 29, 2001. (8)
(9	)(a)	Investment Sub-Advisory Agreement between VALIC and Wellington Management Company LLP dated August 29, 2001. (8)
(9	)(b)	Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP dated January 1, 2002. (23)
(9	)(c)	Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP dated April 23, 2003. (23)
(9	)(d)	Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund) dated January 29, 2007. (21)
(10	)(a)	Investment Sub-Advisory Agreement between VALIC and A I M Capital Management, Inc. (Large Capital Growth Fund) dated December 20, 2004. (17)
(10	)(b)	Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and A I M Capital Management, Inc. (International Growth I Fund) dated June 20, 2005. (19)
(10	)(c)	Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and A I M Capital Management, Inc. dated October 31, 2007. (25)
(10	)(d)	Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and A I M Capital Management, Inc. (Small Cap Fund & Real Estate Fund) dated March 10, 2008. (Filed herewith)
(10	)(e)	Investment Sub-Sub-Advisory Agreement between VALIC, A I M Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., (Real Estate Fund) dated March 10, 2008. (Filed herewith)

	(11)		Investment Sub-Advisory Agreement between VALIC and Brazos Capital Investment Management (Mid Capital Growth Fund) dated December 20, 2004. (17)
	(12)		Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (Mid Capital Growth Fund) dated December 20, 2004. (17)
	(13)		Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth I Fund) dated June 20, 2005. (18)
	(14)		Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC (Science & Technology Fund) dated September 19, 2005. (18)
	(15)		Investment Sub-Advisory Agreement between VALIC and Barrow, Hanley, Mewhinney & Strauss, Inc. (Broad Cap Value Fund) dated December 5, 2005. (20)
	(16)		Investment Sub-Advisory Agreement between VALIC and Evergreen Investment Management Company, LLC (Large Cap Core Fund, Small Cap Special Values Fund, Small Cap Strategic Growth Fund) dated December 5, 2005. (20)
	(17)		Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated December 5, 2005. (20)
	(18)		Investment Sub-Advisory Agreement between VALIC and Putnam Investment Management, LLC (Small Cap Special Values Fund, Global Equity Fund) dated August 3, 2007. (22)
	(19)		Investment Sub-Advisory Agreement between VALIC and Templeton Global Advisers Limited (Foreign Value Fund) dated December 5, 2005. (20)
	(20)		Investment Sub-Advisory Agreement between VALIC and Templeton Investment Counsel, LLC (Global Strategy Fund) dated December 5, 2005. (20)
	(21)		Investment Sub-Advisory Agreement between Bridgeway Capital Management, Inc. (Small Cap Fund) dated October 1, 2006. (20)
	(22)		Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund) dated January 19, 2007. (21)
	(23)		Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Core Equity Fund) dated March 5, 2007. (21)
	(24)		Investment Sub-Advisory Agreement between VALIC and American Century Global Investment Management, Inc. (International Growth I Fund and VALIC Growth Fund) dated December 10, 2007. (24)
	(25)		Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Real Estate Fund) dated March 10, 2008. (Filed herewith)
e.			Distribution Agreement between Registrant and American General Distributors, Inc. dated October 19, 2005. (20)
f.			Not Applicable.
g.	(1)	(a)	Custodian Contract between Registrant and State Street Bank and Trust Company dated January 27, 1994. (7)
		(b)	Custodian Fee Schedule between Registrant and State Street Bank and Trust Company. (6)
		(c)	Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company dated October 30, 1995. (6)
		(d)	Amendment to Custodian Contract dated October 18, 2000. (9)
		(e)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. (21)

	(2)	(a)	Securities Lending Authorization Agreement as Amended between Registrant and State Street Bank and Trust Company effective July 15, 1995. (7)
		(b)	Amended and Restated Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company to be effective August 1, 2008. (to be filed by amendment).
h.	(1)		Amended and Restated Transfer Agency and Service Agreement between Registrant and VALIC dated October 30, 2007. (24)
	(2)		Amended and Restated Accounting Services Agreement between Registrant and VALIC effective May 1, 2001. (8)
	(3)		Amended and Restated Administrative Services Agreement between Registrant and AIG SunAmerica Asset Management Corp. dated October 30, 2007. (25)
	(4)		Remote Access Service Agreement between Registrant and State Street Bank and Trust Company dated August 18, 2003. (14)
i.			Legal Opinion. Filed herewith.
j.			Consent of Independent Auditors.
k.			Not Applicable.
l.			Not Applicable.
m.			Not Applicable.
n.			Not Applicable.
o.			Reserved.
p.	(1)		Code of Ethics — American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (15)
	(2)		Code of Ethics — T. Rowe Price Associates, Inc. (15)
	(3)		Code of Ethics — Wellington Management Company, LLP (21)
	(4)		Code of Ethics — SunAmerica Asset Management Corp. (11)
	(5)		Code of Ethics — AIG Global Investment Corp. (20)
	(6)		Code of Ethics — AIG SunAmerica Asset Management Corp. and VALIC dated May 15, 2006. (20)
	(7)		Code of Ethics — Franklin Portfolio Associates, LLC (15)
	(8)		Code of Ethics — OppenheimerFunds, Inc. (20)
	(9)		Code of Ethics — Invesco Aim Capital Management, Inc. (26)
	(10)		Code of Ethics — Brazos Capital Management, L.P. (17)
	(11)		Code of Ethics — Morgan Stanley Asset Management Inc. (17)
	(12)		Code of Ethics — Massachusetts Financial Services Company (18)
	(13)		Code of Ethics — RCM Capital Management, LLC (18)
	(14)		Code of Ethics — Barrow, Hanley, Mewhinney & Strauss, Inc. (19)
	(15)		Code of Ethics — Evergreen Investment Management Company, LLC (19)
	(16)		Code of Ethics — Franklin Advisers, Inc. (19)
	(17)		Code of Ethics — Putnam Investment Management, LLC (19)
	(18)		Code of Ethics — Templeton Investment Counsel, LLC (19)
	(19)		Code of Ethics — Templeton Global Advisers Limited (19)
	(20)		Code of Ethics — Bridgeway Capital Management, Inc. (20)
	(21)		Code of Ethics — Wells Capital Management, Incorporated (21)
	(22)		Code of Ethics — BlackRock Investment Management, LLC (21)
	(23)		Code of Ethics — Goldman Sachs Asset Management, LP. (26)
	(24)		Code of Ethics — INVESCO Institutional (N.A.), Inc. (26)
q.			Powers of Attorney for Mr. Thomas J. Brown, Dr. Judith L. Craven, Mr. William Devin, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., Mr. Peter Harbeck, Dr. John W. Lancaster, Mr. Kenneth Lavery, Mr. Ben H. Love and Dr. John E. Maupin, Jr. (Filed herewith)

Footnotes:
1. Incorporated by reference to the Registrant’s Form N-14 registration statement filed with the Securities and Exchange Commission on January 27, 1992 (File No. 33-45217).
2. Incorporated by reference to Post-Effective Amendment Number 15 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1990 (File No. 2-83631/811-3738).
3. Incorporated by reference to Post-Effective Amendment Number 19 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 30, 1993 (File No. 2-83631/811-3738).
4. Incorporated by reference to Post-Effective Amendment Number 23 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on August 2, 1994 (File No. 2-83631/811-3738).
5. Incorporated by reference to Post-Effective Amendment Number 24 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 1996 (Accession No. 0000950129-96-002176).
6. Incorporated by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).
7. Incorporated by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).
8. Incorporated by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 1, 2001 (Accession No. 0000950129-01-503229).
9. Incorporated by reference to Post-Effective Amendment Number 33 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 17, 2001 (Accession No. 0000719423-01-500030).
10. Incorporated by reference to Post-Effective Amendment Number 34 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 14, 2002 (Accession No. 0000950129-02-000177).
11. Incorporated by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03737).
12. Incorporated by reference to Post-Effective Amendment Number 36 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2002 (File No. 2-83631/811-03737).
13. Incorporated by reference to Post-Effective Amendment Number 37 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 14, 2003 (File No. 2-83631/811-03737).
14. Incorporated by reference to Post-Effective Amendment Number 38 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2003 (File No. 2-83631/811-03737).
15. Incorporated by reference to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2004 (File No. 2-83631).

16. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 4, 2004 (File No. 2-83681).
17. Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83681).
18. Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83681).
19. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83681).
20. Incorporated by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83681).
21. Incorporated by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83681).
22. Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83681).
23. Incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83681).
24. Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83681).
25. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 17, 2007 (File No. 2-83681).
26. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 7, 2008 (File No. 2-83681).
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
There are no persons controlled by or under common control with the Registrant.
ITEM 25. INDEMNIFICATION
Registrant’s Restated Articles of Incorporation, Item 22. a. (12.) of this Registration Statement, provide, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable by reason of willful misfeasance, bad faith, active and deliberate dishonesty, gross negligence, improper personal benefit or reckless disregard of duties involved in the conduct of his office. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither “interested persons” of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant has purchased and maintains liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers Professional Liability Insurance Policy of $45 million in the aggregate. Insurance providers are as follows:
Arch Insurance Company
One Liberty Plaza, 53rd Floor
New York, New York 10006
Twin City Fire Insurance Company
2 Park Avenue
New York, New York 10016
Liberty Mutual Insurance Company
55 Water Street, 18th Floor
New York, New York 10016
U.S. Specialty Insurance Company
37 Radio Circle Drive
Mount Kisco, New York 10549
Federal Insurance Company
55 Water Street
New York, New York 10041
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
The only employment of a substantial nature of VALIC’s directors and officers is with VALIC and its affiliated companies. Reference is also made to the caption “About ARC I’s Management” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Adviser” of the Statement of Additional Information which comprises Part B of the Registration Statement.
     Information concerning business and other connections of AIG SunAmerica’s directors and officers and AIGGIC’s directors and officers is incorporated herein by reference to AIG SunAmerica’s Form ADV (File no.                     ) AIGGIC’s Form ADV (File No 801-18759) and Barrow Hanley’s Form ADV (File No.                     ), respectively, each of which is currently on file with the SEC. The following chart provides the names of each director, officer or partner of VALIC and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee

Other Positions held by
directors, officers, partners
Name	Adviser	Position with Adviser	of the Adviser

VALIC
VALIC
VALIC

ITEM 27. PRINCIPAL UNDERWRITERS
(a)	American General Distributors, Inc. (“AGDI”) (the “Distributor”) acts as distributor and principal underwriter of the Registrant and as principal underwriter for VALIC Separate Account A, A.G. Separate Account A and AIG Retirement Company II (“ARC II”). The principal business address for all the officers and directors shown below is 2929 Allen Parkway, Houston, Texas 77019.

(b)	The following information is furnished with respect to each officer and director of the Distributor.

Name and Principal Business Address	Position and Offices With Underwriter American GeneralDistributors, Inc.
Evelyn M. Curran*	Director, Chief Executive Officer and President
David H. den Boer	Director, Senior Vice President and Secretary
Katherine Stoner	Director, Assistant Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Daniel R. Cricks	Tax Officer
Debra L. Herzog	Assistant Secretary
Paula Payne	Assistant Secretary
Kortney S. Farmer	Assistant Secretary
Terry B. Festervand	Assistant Treasurer
Paul Hoepfl	Assistant Treasurer
Kathleen Janos	Assistant Treasurer
*Evelyn Curran also serves as President of the Registrant and ARC II.
(c) Not applicable.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of either:
THE DEPOSITOR:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019
THE CUSTODIAN:
The State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
THE ADMINISTRATOR:
AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311
INVESTMENT SUB-ADVISERS:
AIG Global Investment Corp.
175 Water Street
New York, New York 10038
AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111
American Century Global Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111
Barrow, Hanley, Mewhinney & Strauss, Inc.
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201
BlackRock Investment Management, LLC
800 Scudders Mill Road
Plainsboro, New Jersey 08536
Brazos Capital Management, LP
5949 Sherry Lane
Suite 1600
Dallas, Texas 75225
Bridgeway Capital Management, Inc.
5615 Kirby Drive, Suite 518
Houston, Texas 77005-2448
Evergreen Investment Management Company, LLC
200 Berkeley Street
Boston, Massachusetts 02116
Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403
Goldman Sachs Asset Management, L.P.
32 Old Slip, 29th Floor
New York, New York 10005
Invesco Aim Capital Management, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046
Invesco Institutional (N.A.), Inc. (Sub-Sub-Adviser)
Three Galleria Tower, Suite 500
13155 Noel Road
Dallas, Texas 75240
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
Morgan Stanley Investment Management Inc. d/b/a Van Kampen
1221 Avenue of the Americas
New York, New York 10020
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109
RCM Capital Management LLC
4 Embarcadero Center
San Francisco, California 94111
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
Templeton Global Advisers Limited
500 East Broward Boulevard, Suite 2100
Fort Lauderdale, Florida 33394
Templeton Investment Counsel, LLC
500 East Broward Boulevard, Suite 2100
Fort Lauderdale, Florida 33394
Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
Wells Capital Management, Inc.
525 Market Street
San Francisco, CA 94105
ITEM 29. MANAGEMENT SERVICES
There is no management-related service contract not discussed in Parts A or B of this Form N-1A.
ITEM 30. UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 54 (the “Amendment”) to the Registration Statement under rule 485(b) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 18th day of July, 2008.

VALIC Company I
By:	/s/ EVELYN M. CURRAN
Evelyn M. Curran, President (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ EVELYN M. CURRAN Evelyn M. Curran	President (Principal Executive Officer)	July 18, 2008

/s/ GREGORY R. KINGSTON Gregory R. Kingston	Treasurer (Principal Financial Officer)	July 18, 2008

* Thomas J. Brown	Director	July 18, 2008

* Judith Craven	Director	July 18, 2008

* William F. Devin	Director	July 18, 2008

* Timothy J. Ebner	Director	July 18, 2008

* Gustavo E. Gonzales, Jr.	Director	July 18, 2008

* Peter A. Harbeck	Director	July 18, 2008

* John W. Lancaster	Director	July 18, 2008

* Kenneth J. Lavery	Director	July 18, 2008

* Ben H. Love	Director	July 18, 2008

* John E. Maupin, Jr.	Director	July 18, 2008

*By:	/s/ NORI L. GABERT
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX
ITEM 23.

a.(20)	Articles Supplementary to Restated Articles of Incorporation effective March 10, 2008.

a.(21)	Articles of Amendment to the Articles of Incorporation effective March 10, 2008.

a.(22)	Articles of Amendment to the Articles of Incorporation effective May 1, 2008.

d.(10)(d)	Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and A I M Capital Management, Inc. (Small Cap Fund & Real Estate Fund) dated March 10, 2008.

d.(10)(e)	Investment Sub-Sub-Advisory Agreement between VALIC, A I M Capital Management, Inc., and INVESCO Institutional (N.A.), Inc. (Real Estate Fund) dated March 10, 2008.

d.(25)	Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Real Estate Fund) dated March 10, 2008.

i.	Legal Opinion.

q.	Powers of Attorney for Mr. Thomas J. Brown, Dr. Judith L. Craven, Mr. William Devin, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., Mr. Peter Harbeck, Dr. John W. Lancaster, Mr. Kenneth Lavery, Mr. Ben H. Love and Dr. John E. Maupin, Jr.